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[UBS GLOBAL ASSET MANAGEMENT LOGO]


UBS TACTICAL ALLOCATION FUND

SEMIANNUAL REPORT

FEBRUARY 28, 2003

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UBS TACTICAL ALLOCATION FUND


April 15, 2003

DEAR SHAREHOLDER,

We present you with the semiannual report for UBS Tactical Allocation Fund for the six months ended February 28, 2003.

PERFORMANCE

Over the six months ended February 28, 2003, Tactical Allocation Fund's Class A shares declined 7.78% (the Fund's Class A shares declined 12.85% after the deduction of the maximum sales charge) versus the S&P 500 Index, which fell 7.29%. (Returns over various time periods are shown in the "Performance at a Glance" table on page 7. Please note that the returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.)

AN INTERVIEW WITH PORTFOLIO MANAGER KIRK BARNEBY

Q. WHAT WERE SOME OF THE FACTORS BEHIND THE STOCK MARKET'S DECLINE OVER THE PERIOD?

A. No single factor contributed to the market's decline. Rather, a confluence of events undermined investor confidence, to the extent that it compelled investors to stay away from stocks for a good portion of the reporting period.

   To start, the period began badly when, in the month of September, the S&P 500 Index posted a decline of 10.87%--its worst monthly loss in over four years. Concerns over the health of the economy, coupled with uncertainty surrounding U.S. intervention in Iraq, were just some of the factors driving investor sentiment that month. On the heels of September's decline, however, the market took a surprising turn. Bargain hunters, seeking downtrodden stocks that they viewed as buying opportunities, caused the market to surge in October and November, driving equities in the fourth quarter to a solid 8.43% return (as posted by the S&P 500 Index). The rally was led by two sectors that had fallen on the hardest of times: technology and telecommunications.

UBS TACTICAL ALLOCATION FUND

INVESTMENT GOAL:

Total return consisting of long-term capital appreciation and current income.

PORTFOLIO MANAGER:

Kirk Barneby, UBS Global Asset Management (US) Inc.

COMMENCEMENT:

Class A--May 10, 1993

Class B--January 30, 1996

Class C--July 22, 1992

Class Y--May 10, 1993

DIVIDEND PAYMENTS:

Annually, if any.

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                                                                               1
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UBS TACTICAL ALLOCATION FUND


   Unfortunately, though a morale booster, the rally was short-lived. Ongoing prospects of a war with Iraq, saber rattling in North Korea, threats of terrorism and rising unemployment all chipped away at investor confidence. Stocks declined 9.72% from December 2002 through February 2003--enough to wipe away the positive returns posted in the prior two months.

Q. CAN YOU DESCRIBE THE ECONOMIC SITUATION DURING THE REPORTING PERIOD?

A. For the most part, economic growth was subdued. There was some relatively healthy growth posted in the third quarter of 2002, when gross domestic product (GDP) came in at 4.0%. However, because all of the factors we discussed above weighed heavily on the forces driving growth, including corporate spending and consumer confidence, growth slowed somewhat in the fourth quarter. Although most economists are projecting an increase in the growth rate in the near future, few expect that the GDP will see any meaningful pickup until the geopolitical situations in Iraq and North Korea are resolved.

Q. HOW WAS THE FUND'S PORTFOLIO ALLOCATED DURING THE REVIEW PERIOD?

A. The Fund maintained a 100% allocation to equities during the entire reporting period as dictated by the Tactical Allocation Model.

Q. HOW DID YOU DETERMINE THAT THE FUND'S PORTFOLIO SHOULD BE FULLY ALLOCATED TO STOCKS?

A. We increase or decrease the Fund's exposure to stocks based on indications generated by our proprietary Tactical Allocation Model. This Model measures the attractiveness of stocks by calculating the Equity Risk Premium (ERP), an unemotional, quantitative tool, to determine whether investors are being adequately compensated for the risk of owning stocks.

   To calculate the ERP, the Model evaluates current equity prices and future earnings and dividend growth for the stock market versus the yield of the one-year Constant Maturity Treasury (the riskless return over a one-year holding period). Historically, an ERP over 5% has indicated an environment in which stock prices have tended to rise. An ERP greater than 5.5% dictates a 100% allocation to equities. When the reporting period began on September 1, 2002, the ERP was 9.92%. At period end, February 28, 2003, the ERP had increased to 10.43%, a reading that indicates a dramatically oversold stock market. (For more on the ERP, please refer to page 6, "How the Fund Works.")

Q. STOCKS CONTINUE TO DECLINE; YET, THE ERP CLEARLY POINTS TO A 100% ALLOCATION TO EQUITIES. IS AN ADJUSTMENT TO THE MODEL NECESSARY?

A. At this time, we believe no adjustments to the Model are necessary.

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2
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UBS TACTICAL ALLOCATION FUND


   As we discussed in the Fund's annual report dated August 31, 2002, we believe economic fundamentals have been temporarily superceded by a combination of events that is unprecedented in market history. This has resulted in what we consider to be some very atypical market behavior.

   Under "normal" conditions, it generally takes approximately six to 12 months for the economy to react to the stimulus of an interest rate cut, and the stock market typically anticipates a recovering economy by approximately four months. Given these historical behavior patterns, the discipline anticipated, as indicated by a very high ERP reading, a stock market rebound in 2001. However, the terrorist attacks of September 11, 2001, combined with the ongoing decline of the technology sector, accounting scandals at high-profile firms and revelations that cast doubt on the impartiality of research analysts, derailed investor confidence. Badly shaken, investors ignored the signs that pointed to the underlying strength of the economy and, consequently, the attractiveness of stocks.

   That said, we believe that once the geopolitical landscape evens out, economic factors will once again be the primary driving force behind the market's performance. Adding to this, unless the markets are dominated by chaos (as they have been), we believe the S&P 500 Index will once again resume its role as a leading economic indicator. Under normal circumstances, valuation levels in the Index are used as a key determinant of stock return potential. Because of the emotional turmoil presently enveloping the markets, what we would expect given the potential implied by current valuation levels in the Index (as reflected in the ERP), has not yet occurred.

Q. WHAT IS YOUR OUTLOOK FOR THE FINANCIAL MARKETS AND THE FUND?

A. As long-term investors, our outlook has not varied dramatically since we last wrote to you. Certainly, the geopolitical environment is more volatile than ever. However, there are a number of positives on the economic and market fronts. For instance, interest rates are low, and the Federal Reserve Board may continue with its accommodative stance. Inflation is low and under control, and the economy is expanding, albeit slowly. During 2002, GDP was estimated at 2.4%, up from 0.3% in 2001. What's more, given the historically high level of the ERP, we feel that the market continues to be significantly oversold. All told, we believe that stocks, which have historically compensated investors for the greater risk of owning them, will once again take on the mantle of being the best performing asset class, as they have been over the long run. Having said that, it is important to note that past performance is no guarantee of future results, and there can be no assurance as to the exact timing of when current market trends will reverse.

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                                                                               3
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UBS TACTICAL ALLOCATION FUND


   Finally, as we mentioned in our last report to shareholders, the typical business cycle normally lasts five years. In contrast, throughout the 1990s, there was only one business cycle. We believe a return to the historical five-year average would make the Fund's investment process even more valuable going forward. The greater the number of business cycles, the more opportunities there are for the Model to anticipate market downturns and to help minimize a shareholder's losses by moving a portion (or all) of the Fund's assets from stocks to bonds or cash.

THE POTENTIAL BENEFITS OF THE MODEL'S "EARLY-IN, EARLY-OUT" APPROACH

Historically, the Model has tended to lean towards an "early-in, early-out" approach in terms of investing in the stock market. The risk of this approach is a loss of value if the stock market continues to decline, as it did over the reporting period. However, we believe this risk is generally more than offset by the benefits of being fully invested in the early stages of a market recovery. That's because there can be substantial "penalties" for missing the early stages of a market rebound. Stock market gains tend to be highly concentrated, and missing just a few days of strong performance can undermine one's financial goals. Just consider the stock market's returns from January 1993 through December 2002. During that period, the S&P500 Index's annualized return was 9.3%, and a $10,000 investment at the beginning of the period would have grown to $24,425. If you had missed only the 40 best days--less than 2% of the trading days--your average annual return would have declined 5.3%, and a $10,000 investment would have fallen to $5,774.

S&P 500 INDEX ANNUALIZED RETURNS (12/31/92-12/31/02)

INVESTMENT PERIOD           AVERAGE ANNUAL TOTAL RETURN      GROWTH OF $10,000
--------------------------------------------------------------------------------
Fully Invested                          9.3%                           $24,425
--------------------------------------------------------------------------------
Less 10 best days                       4.3                             15,216
--------------------------------------------------------------------------------
Less 20 best days                       0.5                             10,478
--------------------------------------------------------------------------------
Less 30 best days                      -2.7                              7,606
--------------------------------------------------------------------------------
Less 40 best days                      -5.3                              5,774
================================================================================

Source: Factset Research Systems. For illustrative purposes only. Returns are calculated based on daily returns of the S&P 500 Index. The S&P 500 Index is an unmanaged, weighted index comprising 500 widely held stocks varying in composition. The Index is unavailable for investing. Past performance is no guarantee of future results.

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4
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UBS TACTICAL ALLOCATION FUND


Q. WHAT WOULD CAUSE YOU TO CHANGE THE FUND'S CURRENT ALLOCATION?

A. We proactively monitor the factors that drive the stock market. If the Model, which is run on the first business day of each month, indicates that adjustments to the Fund's asset allocation are appropriate based on the results of our analyses, those changes will be made at that time. With that in mind, both stock prices and interest rates would have to rise dramatically from their current levels in order for the Model to indicate an allocation shift to bonds. We would generally expect to see this combination of events occur during an economic recovery.

Our ultimate objective in managing your investment is to help you successfully meet your financial goals. We thank you for your continued support, and welcome any comments or questions you may have. For more information on UBS Tactical Allocation Fund or any UBS fund,* please contact your financial advisor or visit us at www.ubs.com.

Sincerely,

/s/ Brian M. Storms

Brian M. Storms
PRESIDENT
UBS Tactical Allocation Fund
PRESIDENT AND CHIEF EXECUTIVE OFFICER
UBS Global Asset Management (US) Inc.

/s/ T. Kirkham Barneby

T. Kirkham Barneby
PORTFOLIO MANAGER
UBS Tactical Allocation Fund
MANAGING DIRECTOR
UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended February 28, 2003, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. The prospectus contains more complete information regarding risks, charges and expenses, and should be read carefully before investing.

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UBS TACTICAL ALLOCATION FUND


HOW THE FUND WORKS

The Fund attempts to provide total return over the long term, with less volatility than the S&P 500 Index (the "Index") over the course of a full market cycle, by shifting assets between stocks and bonds or cash based on the Tactical Allocation Model (the "Model"). Management employs the Model to determine the Fund's asset mix between an equity portion designed to track the performance of the Index and a fixed-income portion consisting of either bonds (generally five-year U.S. Treasury notes) or cash (generally 30-day U.S. Treasury bills).

The Model is a systematic, quantitative approach to calculating the risk premium of stocks and bonds. The Model compares the expected return of the stock market and of bonds with the "risk-free" asset (the one-year Constant Maturity Treasury [CMT] yield) to determine the Equity Risk Premium (ERP) and Bond Risk Premium
(BRP). The ERP reflects whether investors are being compensated adequately for the risk of owning stocks. If so, the Fund will be invested in the stock market in order to take advantage of the return potential that stocks can provide.

IF THE EQUITY RISK PREMIUM IS...                  THE % OF FUND ASSETS INVESTED IN STOCKS IS...
-----------------------------------------------------------------------------------------------
GREATER THAN or = 5.5%                            100%
-----------------------------------------------------------------------------------------------
GREATER THAN or = 5.0% but LESS THAN 5.5%          75%
-----------------------------------------------------------------------------------------------
GREATER THAN or = 4.5% but LESS THAN 5.0%          50%
-----------------------------------------------------------------------------------------------
GREATER THAN or = 4.0% but LESS THAN 4.5%          25%
-----------------------------------------------------------------------------------------------
Less than 4%                                        0%
-----------------------------------------------------------------------------------------------

Once the equity allocation decision is made, that percentage of assets is invested in an S&P 500 Index portfolio. The balance of the portfolio (if any) is invested in either bonds or cash. The bond-or-cash allocation decision is based on the Bond Risk Premium (BRP). The BRP is the yield to maturity on the five-year Treasury note minus the rate of risk-free return, measured as the yield-to-maturity of the one-year CMT yield.

IF THE BOND RISK PREMIUM IS...     THEN THE FIXED INCOME ALLOCATION (IF ANY) IS...
----------------------------------------------------------------------------------
GREATER THAN or = 0.5%             100% 5-year Treasury notes (Bonds)
----------------------------------------------------------------------------------
LESS THAN 0.5%                     100% 30-day Treasury bills (Cash)
==================================================================================

Of course, as with all investment disciplines, there is no guarantee that the Model will accurately anticipate significant shifts in the markets and correctly determine when to move into or out of stocks, bonds or cash.

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6
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UBS TACTICAL ALLOCATION FUND


PERFORMANCE AT A GLANCE

AVERAGE ANNUAL TOTAL RETURN
FOR PERIODS ENDED 2/28/03                  6 MONTHS   1 YEAR    5 YEARS  10 YEARS  INCEPTION*
---------------------------------------------------------------------------------------------
Before Deducting              Class A**      -7.78%    -23.49%    -2.46%     NA       8.34%
                             ----------------------------------------------------------------
Maximum Sales Charge          Class B***     -8.06     -24.02     -3.20      NA       5.22
                             ----------------------------------------------------------------
                              Class C****    -8.10     -24.05     -3.19    7.35%      7.76
                             ----------------------------------------------------------------
                              Class Y*****   -7.61     -23.21     -2.16      NA       8.65
---------------------------------------------------------------------------------------------
After Deducting               Class A**     -12.85     -27.70     -3.56      NA       7.72
                             ----------------------------------------------------------------
Maximum Sales Charge          Class B***    -12.65     -27.82     -3.53      NA       5.22
                             ----------------------------------------------------------------
                              Class C****    -9.94     -25.56     -3.38    7.25       7.66
---------------------------------------------------------------------------------------------
S&P 500 Index                                -7.29     -22.68     -2.99    8.65       9.10
---------------------------------------------------------------------------------------------
Lipper Flexible Portfolio
 Funds Median                                -3.93     -12.88     -0.87    6.40       6.87
=============================================================================================

For most recent quarter-end performance please refer to the "Average Annual Total Return" table on page 10.

Past performance does not predict future performance. Performance results assume reinvestment of all dividends and capital gains distributions; however, the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Six-month returns are cumulative.

    * Inception: since commencement of issuance on May 10, 1993 for Class A shares, January 30, 1996 for Class B shares, July 22, 1992 for Class C shares and May 10, 1993 for Class Y shares. Inception returns for the Lipper Median are shown as of the nearest Thursday (July 23, 1992) of the inception of the oldest share class. Inception returns for the S&P 500 Index are shown as of the inception date of the oldest share class.
   ** Maximum sales charge for Class A shares is 5.5%. Class A shares bear ongoing 12b-1 service fees.
  *** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after a maximum of six years. Class B shares bear ongoing 12b-1 distribution and service fees.
 **** Maximum sales charge for Class C shares is 2%, consisting of a maximum sales charge of 1% imposed on purchases and a maximum contingent deferred sales charge of 1%, which is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.
***** The Fund offers Class Y shares to a limited group of eligible investors.
      Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

The S&P 500 Index is an unmanaged, weighted index comprising 500 widely held common stocks varying in composition and is not available for direct investment.

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UBS TACTICAL ALLOCATION FUND


PORTFOLIO STATISTICS

CHARACTERISTICS*             2/28/03                          8/31/02                             2/28/02
-----------------------------------------------------------------------------------------------------------
Net Assets (bln)                $1.6                             $2.0                                $2.7
-----------------------------------------------------------------------------------------------------------
Number of Securities             469                              470                                 486
-----------------------------------------------------------------------------------------------------------
Equity Risk Premium**          10.43%                            9.92%                               8.68%
-----------------------------------------------------------------------------------------------------------
Bond Risk Premium**             1.59%                            1.52%                               2.18%
-----------------------------------------------------------------------------------------------------------
Stocks                           100%                             100%                                100%
-----------------------------------------------------------------------------------------------------------

TOP FIVE EQUITY SECTORS*     2/28/03                          8/31/02                             2/28/02
-----------------------------------------------------------------------------------------------------------
Financials                      20.3%        Financials          21.0%        Financials             18.0%
-----------------------------------------------------------------------------------------------------------
                                                                              Information
Health Care                     15.2         Health Care         14.7          Technology            16.0
-----------------------------------------------------------------------------------------------------------
Information                                  Information
 Technology                     15.0          Technology         13.7         Health Care            14.7
-----------------------------------------------------------------------------------------------------------
Consumer                                     Consumer                         Consumer
 Discretionary                  13.4          Discretionary      13.6          Discretionary         13.6
-----------------------------------------------------------------------------------------------------------
Industrials                     11.4         Industrials         12.1         Industrials            11.0
-----------------------------------------------------------------------------------------------------------
TOTAL                           75.3         TOTAL               75.1         TOTAL                  73.3
-----------------------------------------------------------------------------------------------------------

TOP TEN EQUITY HOLDINGS*     2/28/03                          8/31/02                             2/28/02
-----------------------------------------------------------------------------------------------------------
Microsoft                        3.3%        General Electric     3.5%        General Electric        3.8%
-----------------------------------------------------------------------------------------------------------
General Electric                 3.1         Microsoft            3.1         Microsoft               3.1
-----------------------------------------------------------------------------------------------------------
ExxonMobil                       2.9         ExxonMobil           2.8         ExxonMobil              2.8
-----------------------------------------------------------------------------------------------------------
Wal-Mart Stores                  2.7         Wal-Mart Stores      2.8         Wal-Mart Stores         2.7
-----------------------------------------------------------------------------------------------------------
Pfizer                           2.4         Pfizer               2.4         Pfizer                  2.5
-----------------------------------------------------------------------------------------------------------
Citigroup                        2.2         Citigroup            2.0         Citigroup               2.3
-----------------------------------------------------------------------------------------------------------
                                             American
                                              International                   American
Johnson & Johnson                2.0          Group               1.9          International Group    1.9
-----------------------------------------------------------------------------------------------------------
IBM                              1.7         Johnson & Johnson    1.9         Intel                   1.9
-----------------------------------------------------------------------------------------------------------
American International Group     1.7         IBM                  1.5         Johnson & Johnson       1.8
-----------------------------------------------------------------------------------------------------------
Merck & Co.                      1.5         Coca-Cola            1.5         IBM                     1.7
-----------------------------------------------------------------------------------------------------------
TOTAL                           23.5         TOTAL               23.4         TOTAL                  24.5
-----------------------------------------------------------------------------------------------------------

* Weightings represent percentages of net assets as of the dates indicated. Changes in sector weightings and equity holdings reflect changes in the S&P 500 Index for the fiscal year ended 2/28/03. Weightings also reflect the Fund's current stock allocation.
** The Tactical Allocation Model is run on the first business day of each month. The ERP and BRP percentages in the 2/28/02, 8/31/02 and the 2/28/03 columns were run on 3/1/02, 9/3/02 and 3/3/03, respectively.

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8
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UBS TACTICAL ALLOCATION FUND


Performance Results (unaudited)

                                                     NET ASSET VALUE                    TOTAL RETURN(1)
                                           ------------------------------------    ------------------------
                                                                                    12 MONTHS     6 MONTHS
                                                                                      ENDED         ENDED
                                            02/28/03     08/31/02     02/28/02       02/28/03      02/28/03
-----------------------------------------------------------------------------------------------------------
Class A Shares                               $19.11       $20.80       $25.07        (23.49)%      (7.78)%
-----------------------------------------------------------------------------------------------------------
Class B Shares                                18.60        20.23        24.48        (24.02)       (8.06)
-----------------------------------------------------------------------------------------------------------
Class C Shares                                18.73        20.38        24.66        (24.05)       (8.10)
===========================================================================================================

PERFORMANCE SUMMARY CLASS A SHARES

                                               NET ASSET VALUE
                                           ----------------------   CAPITAL GAINS  DIVIDENDS        TOTAL
PERIOD COVERED                              BEGINNING     ENDING     DISTRIBUTED     PAID         RETURN(1)
-----------------------------------------------------------------------------------------------------------
05/10/93-12/31/93                             $12.90      $13.49       $0.0440      $0.1980          6.48%
-----------------------------------------------------------------------------------------------------------
1994                                           13.49       12.20        0.9720       0.2340         (0.59)
-----------------------------------------------------------------------------------------------------------
1995                                           12.20       15.16        1.0555       0.2407         35.12
-----------------------------------------------------------------------------------------------------------
1996                                           15.16       18.21        0.0811       0.1358         21.53
-----------------------------------------------------------------------------------------------------------
1997                                           18.21       23.73        0.1769       0.1204         32.00
-----------------------------------------------------------------------------------------------------------
1998                                           23.73       29.52        0.5825       0.1745         27.77
-----------------------------------------------------------------------------------------------------------
1999                                           29.52       34.24        0.6966       0.0202         18.49
-----------------------------------------------------------------------------------------------------------
2000                                           34.24       29.90        2.9116       0.7711         (2.21)
-----------------------------------------------------------------------------------------------------------
2001                                           29.90       25.98        0.1369       0.0320        (12.54)
-----------------------------------------------------------------------------------------------------------
2002                                           25.98       19.96            --       0.0771        (22.88)
-----------------------------------------------------------------------------------------------------------
01/01/03-02/28/03                              19.96       19.11            --           --         (4.26)
-----------------------------------------------------------------------------------------------------------
                                                         TOTALS:       $6.6571      $2.0038
-----------------------------------------------------------------------------------------------------------
                                                     CUMULATIVE TOTAL RETURN AS OF 02/28/03:       119.37%
===========================================================================================================

PERFORMANCE SUMMARY CLASS B SHARES

                                               NET ASSET VALUE
                                           ----------------------   CAPITAL GAINS  DIVIDENDS        TOTAL
PERIOD COVERED                              BEGINNING     ENDING     DISTRIBUTED     PAID         RETURN(1)
-----------------------------------------------------------------------------------------------------------
01/30/96-12/31/96                             $15.54      $18.18       $0.0811      $0.0879         18.06%
-----------------------------------------------------------------------------------------------------------
1997                                           18.18       23.63        0.1769       0.0116         31.05
-----------------------------------------------------------------------------------------------------------
1998                                           23.63       29.32        0.5825       0.0177         26.77
-----------------------------------------------------------------------------------------------------------
1999                                           29.32       33.76        0.6966           --         17.59
-----------------------------------------------------------------------------------------------------------
2000                                           33.76       29.43        2.9116       0.5150         (2.96)
-----------------------------------------------------------------------------------------------------------
2001                                           29.43       25.40        0.1369           --        (13.22)
-----------------------------------------------------------------------------------------------------------
2002                                           25.40       19.44            --           --        (23.46)
-----------------------------------------------------------------------------------------------------------
01/01/03-02/28/03                              19.44       18.60            --           --         (4.32)
-----------------------------------------------------------------------------------------------------------
                                                         TOTALS:       $4.5856      $0.6322
-----------------------------------------------------------------------------------------------------------
                                                     CUMULATIVE TOTAL RETURN AS OF 02/28/03:        43.34%
===========================================================================================================

(1) Figures assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

    The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

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                                                                               9
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UBS TACTICAL ALLOCATION FUND

Performance Results (unaudited)


PERFORMANCE SUMMARY CLASS C SHARES

                                               NET ASSET VALUE
                                           -----------------------  CAPITAL GAINS  DIVIDENDS        TOTAL
PERIOD COVERED                              BEGINNING     ENDING     DISTRIBUTED     PAID         RETURN(1)
-----------------------------------------------------------------------------------------------------------
07/22/92-12/31/92                             $12.00      $12.72       $0.0020      $0.0790        6.67%
---------------------------------------------------------------------------------------------------------
1993                                           12.72       13.51        0.0440       0.1340        7.64
---------------------------------------------------------------------------------------------------------
1994                                           13.51       12.23        0.9720       0.1300       (1.28)
---------------------------------------------------------------------------------------------------------
1995                                           12.23       15.20        1.0555       0.1259       34.09
---------------------------------------------------------------------------------------------------------
1996                                           15.20       18.26        0.0811       0.0008       20.66
---------------------------------------------------------------------------------------------------------
1997                                           18.26       23.75        0.1661           --       31.01
---------------------------------------------------------------------------------------------------------
1998                                           23.75       29.49        0.5825       0.0034       26.78
---------------------------------------------------------------------------------------------------------
1999                                           29.49       33.97        0.6966           --       17.62
---------------------------------------------------------------------------------------------------------
2000                                           33.97       29.64        2.9116       0.5167       (2.94)
---------------------------------------------------------------------------------------------------------
2001                                           29.64       25.58        0.1369           --      (13.23)
---------------------------------------------------------------------------------------------------------
2002                                           25.58       19.58            --           --      (23.46)
---------------------------------------------------------------------------------------------------------
01/01/03-02/28/03                              19.58       18.73            --           --       (4.34)
---------------------------------------------------------------------------------------------------------
                                                         TOTALS:       $6.6483      $0.9898
---------------------------------------------------------------------------------------------------------
                                                     CUMULATIVE TOTAL RETURN AS OF 02/28/03:     120.95%
=========================================================================================================

AVERAGE ANNUAL TOTAL RETURN(2)

                                         % RETURN WITHOUT DEDUCTING                 % RETURN AFTER DEDUCTING
                                            MAXIMUM SALES CHARGE                      MAXIMUM SALES CHARGE
                                     ----------------------------------        ----------------------------------
                                                    CLASS                                     CLASS
-----------------------------------------------------------------------------------------------------------------
                                        A*            B**          C***           A*            B**          C***
-----------------------------------------------------------------------------------------------------------------
Twelve Months Ended 03/31/03         (25.50)       (26.09)       (26.07)       (29.59)       (29.79)       (27.54)
-----------------------------------------------------------------------------------------------------------------
Five Years Ended 03/31/03             (3.23)        (3.98)        (3.96)        (4.32)        (4.31)        (4.15)
-----------------------------------------------------------------------------------------------------------------
Ten Years Ended 03/31/03                N/A           N/A          7.24           N/A           N/A          7.14
-----------------------------------------------------------------------------------------------------------------
Commencement of Operations
  Through 03/31/03+                    8.37          5.29          7.78          7.75          5.29          7.68
=================================================================================================================

(1) Figures assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2) Figures assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

* Maximum sales charge for Class A shares is 5.5%. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5.0% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum sales charge for Class C shares is 2%, consisting of a maximum sales charge imposed on purchases of 1% and a maximum contingent deferred sales charge of 1%, which is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

+ Commencement of issuance of shares dates are May 10, 1993, January 30, 1996 and July 22, 1992 for Class A, Class B and Class C shares, respectively.

    Note: The Fund offers Class Y shares to a limited group of eligible investors. For the six months ended February 28, 2003 and since inception, May 10, 1993 through February 28, 2003, Class Y shares had a total return of (7.61)% and 125.62%, respectively. For the one year and five year periods ended March 31, 2003 and since inception, May 10, 1993 through March 31, 2003, Class Y shares have an average annual return of (25.26)%, (2.95)% and 8.68%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

--------------------------------------------------------------------------------
10

UBS TACTICAL ALLOCATION FUND

Portfolio of Investments -- February 28, 2003 (unaudited)

COMMON STOCKS--99.78%

SECURITY DESCRIPTION                                        SHARES           VALUE
----------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.75%

B.F. Goodrich Corp.                                         26,700        $410,379
----------------------------------------------------------------------------------
Boeing Co.                                                 174,500       4,809,220
----------------------------------------------------------------------------------
General Dynamics
  Corp.                                                     41,800       2,477,068
----------------------------------------------------------------------------------
Honeywell
  International, Inc.                                      171,100       3,916,479
----------------------------------------------------------------------------------
Lockheed Martin Corp.                                       94,700       4,329,684
----------------------------------------------------------------------------------
Northrop Grumman
  Corp.(1)                                                  37,782       3,275,699
----------------------------------------------------------------------------------
Raytheon Co.                                                85,100       2,304,508
----------------------------------------------------------------------------------
Rockwell Collins, Inc.                                      38,900         764,385
----------------------------------------------------------------------------------
United Technologies
  Corp.                                                     98,300       5,758,414
----------------------------------------------------------------------------------
                                                                        28,045,836
==================================================================================
AIR FREIGHT & COURIERS--1.03%

FedEx Corp.                                                 62,600       3,217,640
----------------------------------------------------------------------------------
United Parcel Service,
  Inc., Class B                                            231,300      13,309,002
----------------------------------------------------------------------------------
                                                                        16,526,642
==================================================================================
AIRLINES--0.14%

Delta Air Lines, Inc.                                       30,900         259,560
----------------------------------------------------------------------------------
Southwest Airlines Co.                                     160,200       1,933,614
----------------------------------------------------------------------------------
                                                                         2,193,174
==================================================================================
AUTO COMPONENTS--0.19%

Dana Corp.                                                  37,800         323,568
----------------------------------------------------------------------------------
Delphi Automotive
  Systems Corp.                                            126,300         976,299
----------------------------------------------------------------------------------
Goodyear Tire &
  Rubber Co.(1)                                             48,300         193,200
----------------------------------------------------------------------------------
Johnson Controls, Inc.                                      19,000       1,481,240
----------------------------------------------------------------------------------
                                                                         2,974,307
==================================================================================
AUTOMOBILES--0.45%

Ford Motor Co.(1)                                          387,400       3,223,168
----------------------------------------------------------------------------------
General Motors Corp.                                       117,500       3,967,975
----------------------------------------------------------------------------------
                                                                         7,191,143
==================================================================================
BANKS--7.59%

AmSouth Bancorp                                             74,400       1,532,640
----------------------------------------------------------------------------------
Bank of America Corp.                                      307,100      21,263,604
----------------------------------------------------------------------------------
Bank of New York
  Co., Inc.                                                155,800       3,549,124
----------------------------------------------------------------------------------
Bank One Corp.                                             239,800      $8,639,994
----------------------------------------------------------------------------------
BB&T Corp.                                                  99,200       3,256,736
----------------------------------------------------------------------------------
Charter One
  Financial, Inc.                                           47,800       1,381,898
----------------------------------------------------------------------------------
Comerica, Inc.                                              36,900       1,512,162
----------------------------------------------------------------------------------
Fifth Third Bancorp                                        119,000       6,320,090
----------------------------------------------------------------------------------
First Tennessee
  National Corp.                                            26,800       1,023,492
----------------------------------------------------------------------------------
FleetBoston
  Financial Corp.                                          216,400       5,314,784
----------------------------------------------------------------------------------
Golden West
  Financial Corp.                                           30,900       2,237,160
----------------------------------------------------------------------------------
Huntington
  Bancshares, Inc.                                          52,000         998,400
----------------------------------------------------------------------------------
KeyCorp                                                     89,700       2,128,581
----------------------------------------------------------------------------------
Marshall & Ilsley Corp.                                     46,700       1,240,819
----------------------------------------------------------------------------------
Mellon Financial Corp.                                      90,200       2,030,402
----------------------------------------------------------------------------------
National City Corp.                                        126,800       3,502,216
----------------------------------------------------------------------------------
North Fork
  Bancorp., Inc.                                            34,100       1,099,384
----------------------------------------------------------------------------------
Northern Trust Corp.                                        47,000       1,504,940
----------------------------------------------------------------------------------
PNC Financial Services
  Group                                                     59,300       2,664,349
----------------------------------------------------------------------------------
Regions Financial Corp.                                     46,500       1,505,670
----------------------------------------------------------------------------------
SouthTrust Corp.                                            72,200       1,948,678
----------------------------------------------------------------------------------
SunTrust Bank, Inc.                                         58,700       3,301,875
----------------------------------------------------------------------------------
Synovus Financial Corp.                                     64,300       1,237,775
----------------------------------------------------------------------------------
U.S. Bancorp, Inc.                                         393,400       8,229,928
----------------------------------------------------------------------------------
Union Planters Corp.                                        43,000       1,183,360
----------------------------------------------------------------------------------
Wachovia Corp.                                             280,100       9,937,948
----------------------------------------------------------------------------------
Washington
  Mutual, Inc.                                             193,800       6,691,914
----------------------------------------------------------------------------------
Wells Fargo & Co.                                          347,200      15,745,520
----------------------------------------------------------------------------------
Zions Bancorp                                               20,100         859,476
----------------------------------------------------------------------------------
                                                                       121,842,919
==================================================================================
BEVERAGES--2.90%

Anheuser-Busch
  Cos., Inc.                                               175,500       8,160,750
----------------------------------------------------------------------------------
Brown-Forman Corp.,
  Class B                                                   14,900       1,036,295
----------------------------------------------------------------------------------
Coca-Cola Co.                                              510,200      20,520,244
----------------------------------------------------------------------------------

--------------------------------------------------------------------------------

UBS TACTICAL ALLOCATION FUND

Portfolio of Investments -- February 28, 2003 (unaudited)

COMMON STOCKS

SECURITY DESCRIPTION                                        SHARES           VALUE
----------------------------------------------------------------------------------
BEVERAGES--(CONCLUDED)

Coca-Cola
  Enterprises, Inc.                                         92,800      $1,872,704
----------------------------------------------------------------------------------
Pepsi Bottling
  Group, Inc.                                               58,100       1,350,825
----------------------------------------------------------------------------------
PepsiCo, Inc.                                              355,200      13,611,264
----------------------------------------------------------------------------------
                                                                        46,552,082
==================================================================================
BIOTECHNOLOGY--1.25%

Amgen, Inc.*                                               265,300      14,495,992
----------------------------------------------------------------------------------
Biogen, Inc.*                                               31,100       1,105,294
----------------------------------------------------------------------------------
Chiron Corp.*                                               39,400       1,438,888
----------------------------------------------------------------------------------
Genzyme Corp.*                                              44,700       1,393,746
----------------------------------------------------------------------------------
Medimmune, Inc.*                                            52,000       1,560,520
----------------------------------------------------------------------------------
                                                                        19,994,440
==================================================================================
BUILDING PRODUCTS--0.19%

American Standard
  Cos., Inc.*                                               15,700       1,075,607
----------------------------------------------------------------------------------
Masco Corp.                                                103,400       1,900,492
----------------------------------------------------------------------------------
                                                                         2,976,099
==================================================================================
CHEMICALS--1.51%

Air Products &
  Chemicals, Inc.                                           48,100       1,864,356
----------------------------------------------------------------------------------
Dow Chemical Co.                                           188,900       5,156,970
----------------------------------------------------------------------------------
E.I. du Pont de
  Nemours & Co.                                            205,800       7,546,686
----------------------------------------------------------------------------------
Eastman Chemical Co.                                        18,800         605,172
----------------------------------------------------------------------------------
Ecolab, Inc.                                                27,200       1,334,160
----------------------------------------------------------------------------------
Engelhard Corp.                                             29,700         616,275
----------------------------------------------------------------------------------
International Flavors &
  Fragrances, Inc.                                          20,800         652,288
----------------------------------------------------------------------------------
Monsanto Co.                                                57,200         939,224
----------------------------------------------------------------------------------
PPG Industries, Inc.                                        35,900       1,665,760
----------------------------------------------------------------------------------
Praxair, Inc.                                               33,900       1,791,615
----------------------------------------------------------------------------------
Rohm & Haas Co.                                             47,400       1,352,796
----------------------------------------------------------------------------------
Sigma-Aldrich Corp.                                         15,800         692,356
----------------------------------------------------------------------------------
                                                                        24,217,658
==================================================================================
COMMERCIAL SERVICES & SUPPLIES--1.86%

Allied Waste
  Industries, Inc.*                                         43,000         354,750
----------------------------------------------------------------------------------
Apollo Group, Inc.,
  Class A*                                                  36,400      $1,686,776
----------------------------------------------------------------------------------
Automatic Data
  Processing, Inc.                                         123,800       4,023,500
----------------------------------------------------------------------------------
Avery Dennison Corp.                                        23,300       1,337,420
----------------------------------------------------------------------------------
Cendant Corp.*                                             216,800       2,668,808
----------------------------------------------------------------------------------
Cintas Corp.                                                36,200       1,215,234
----------------------------------------------------------------------------------
Concord EFS, Inc.*                                         105,200       1,167,720
----------------------------------------------------------------------------------
Convergys Corp.*                                            37,800         464,940
----------------------------------------------------------------------------------
Deluxe Corp.                                                14,300         576,290
----------------------------------------------------------------------------------
Donnelley, R. R. &
  Sons Co.                                                  28,200         514,932
----------------------------------------------------------------------------------
Equifax, Inc.                                               30,700         588,826
----------------------------------------------------------------------------------
First Data Corp.                                           155,200       5,377,680
----------------------------------------------------------------------------------
Fiserv, Inc.*                                               40,000       1,276,000
----------------------------------------------------------------------------------
H&R Block, Inc.                                             37,200       1,509,204
----------------------------------------------------------------------------------
Paychex, Inc.(1)                                            78,200       2,050,404
----------------------------------------------------------------------------------
Pitney Bowes, Inc.                                          49,200       1,527,168
----------------------------------------------------------------------------------
Robert Half
  International, Inc.(1)*                                   39,500         528,905
----------------------------------------------------------------------------------
Sabre Holdings Corp.,
  Class A                                                   31,100         515,016
----------------------------------------------------------------------------------
Waste Management,
  Inc.                                                     123,900       2,465,610
----------------------------------------------------------------------------------
                                                                        29,849,183
==================================================================================
COMMUNICATIONS EQUIPMENT--2.25%

ADC Telecommunications,
  Inc.*                                                    171,800         384,832
----------------------------------------------------------------------------------
Avaya, Inc.*                                                83,200         182,208
----------------------------------------------------------------------------------
CIENA Corp.*                                                91,900         498,098
----------------------------------------------------------------------------------
Cisco Systems, Inc.*                                     1,491,000      20,844,180
----------------------------------------------------------------------------------
Comverse Technology,
  Inc.*                                                     41,400         422,280
----------------------------------------------------------------------------------
Corning, Inc.*                                             240,200       1,181,784
----------------------------------------------------------------------------------
JDS Uniphase Corp.*                                        297,900         854,973
----------------------------------------------------------------------------------
Lucent Technologies,
  Inc.*                                                    726,400       1,191,296
----------------------------------------------------------------------------------
Motorola, Inc.                                             478,200       4,026,444
----------------------------------------------------------------------------------
Qualcomm, Inc.                                             162,200       5,608,876
----------------------------------------------------------------------------------

--------------------------------------------------------------------------------
12

UBS TACTICAL ALLOCATION FUND

Portfolio of Investments -- February 28, 2003 (unaudited)

COMMON STOCKS

SECURITY DESCRIPTION                                        SHARES           VALUE
----------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--
  (CONCLUDED)

Scientific-Atlanta, Inc.                                    33,700        $442,481
----------------------------------------------------------------------------------
Tellabs, Inc.*                                              88,600         538,688
----------------------------------------------------------------------------------
                                                                        36,176,140
==================================================================================
COMPUTERS & PERIPHERALS--3.82%

Apple Computer, Inc.*                                       75,900       1,139,259
----------------------------------------------------------------------------------
Dell Computer Corp.*                                       534,100      14,399,336
----------------------------------------------------------------------------------
EMC Corp.*                                                 455,100       3,363,189
----------------------------------------------------------------------------------
Gateway, Inc.*                                              79,300         172,874
----------------------------------------------------------------------------------
Hewlett-Packard Co.                                        629,600       9,979,160
----------------------------------------------------------------------------------
IBM Corp.                                                  348,600      27,173,370
----------------------------------------------------------------------------------
Lexmark International
  Group, Inc., Class A*                                     25,900       1,616,419
----------------------------------------------------------------------------------
NCR Corp.*                                                  21,600         420,120
----------------------------------------------------------------------------------
Network Appliance,
  Inc.*                                                     70,000         743,400
----------------------------------------------------------------------------------
Sun Microsystems,
  Inc.*                                                    649,100       2,232,904
----------------------------------------------------------------------------------
                                                                        61,240,031
==================================================================================
CONSTRUCTION & ENGINEERING--0.03%

Fluor Corp.                                                 17,800         502,494
==================================================================================
CONSTRUCTION MATERIALS--0.04%

Vulcan Materials Co.(1)                                     22,600         716,420
==================================================================================
CONTAINERS & PACKAGING--0.19%

Ball Corp.                                                  12,400         660,672
----------------------------------------------------------------------------------
Bemis Co., Inc.                                             12,500         523,250
----------------------------------------------------------------------------------
Pactiv Corp.                                                34,600         683,696
----------------------------------------------------------------------------------
Sealed Air Corp.*                                           17,600         638,352
----------------------------------------------------------------------------------
Temple-Inland, Inc.                                         12,500         523,750
----------------------------------------------------------------------------------
                                                                         3,029,720
==================================================================================
DIVERSIFIED FINANCIALS--7.71%

American Express Co.                                       269,800       9,059,884
----------------------------------------------------------------------------------
Bear Stearns Cos., Inc.                                     20,100       1,259,064
----------------------------------------------------------------------------------
Capital One
  Financial Corp.                                           46,100       1,427,717
----------------------------------------------------------------------------------
Charles Schwab Corp.                                       277,300       2,190,670
----------------------------------------------------------------------------------
Citigroup, Inc.                                          1,058,100      35,277,054
----------------------------------------------------------------------------------
Countrywide Credit
  Industries, Inc.                                          26,000       1,388,140
----------------------------------------------------------------------------------
Federal Home Loan
  Mortgage Corp.                                           143,600      $7,847,740
----------------------------------------------------------------------------------
Federal National
  Mortgage Association                                     205,200      13,153,320
----------------------------------------------------------------------------------
Franklin Resources, Inc.                                    53,800       1,757,646
----------------------------------------------------------------------------------
Goldman Sachs
  Group, Inc.(1)                                            98,100       6,813,045
----------------------------------------------------------------------------------
Household
  International, Inc.(1)                                    98,400       2,748,312
----------------------------------------------------------------------------------
J.P. Morgan
  Chase & Co.                                              412,000       9,344,160
----------------------------------------------------------------------------------
Janus Capital
  Group Inc.                                                48,100         569,023
----------------------------------------------------------------------------------
Lehman Brothers
  Holdings, Inc.                                            49,000       2,713,130
----------------------------------------------------------------------------------
MBNA Corp.                                                 263,400       3,648,090
----------------------------------------------------------------------------------
Merrill Lynch & Co.,
  Inc.(1)                                                  178,400       6,079,872
----------------------------------------------------------------------------------
Moody's Corp.                                               31,300       1,380,330
----------------------------------------------------------------------------------
Morgan Stanley & Co.                                       223,600       8,239,660
----------------------------------------------------------------------------------
Principal Financial
  Group, Inc.                                               68,900       1,899,573
----------------------------------------------------------------------------------
Providian Financial
  Corp.*                                                    61,700         376,370
----------------------------------------------------------------------------------
SLM Corp.                                                   31,500       3,431,925
----------------------------------------------------------------------------------
State Street Corp.                                          67,300       2,480,005
----------------------------------------------------------------------------------
T. Rowe Price &
  Associates, Inc.                                          26,500         681,580
----------------------------------------------------------------------------------
                                                                       123,766,310
==================================================================================
DIVERSIFIED TELECOMMUNICATION SERVICES--3.30%

Alltel Corp.                                                64,300       2,791,906
----------------------------------------------------------------------------------
AT&T Corp.                                                 160,800       2,981,232
----------------------------------------------------------------------------------
BellSouth Corp.                                            383,700       8,314,779
----------------------------------------------------------------------------------
CenturyTel, Inc.                                            30,100         824,740
----------------------------------------------------------------------------------
Citizens Communications
  Co.(1)*                                                   61,300         601,353
----------------------------------------------------------------------------------
Qwest Communications
  International, Inc.(1)*                                  357,200       1,278,776
----------------------------------------------------------------------------------
SBC Communications,
  Inc.                                                     685,100      14,250,080
----------------------------------------------------------------------------------

--------------------------------------------------------------------------------

UBS TACTICAL ALLOCATION FUND

Portfolio of Investments -- February 28, 2003 (unaudited)

COMMON STOCKS

SECURITY DESCRIPTION                                        SHARES           VALUE
----------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION
  SERVICES--(CONCLUDED)

Sprint Corp.                                               185,000      $2,349,500
----------------------------------------------------------------------------------
Verizon
  Communications                                           564,000      19,503,120
----------------------------------------------------------------------------------
                                                                        52,895,486
==================================================================================
ELECTRIC UTILITIES--2.17%

Ameren Corp.                                                32,400       1,263,276
----------------------------------------------------------------------------------
American Electric
  Power, Inc.(1)                                            71,800       1,563,804
----------------------------------------------------------------------------------
Cinergy Corp.                                               36,300       1,169,949
----------------------------------------------------------------------------------
Consolidated
  Edison, Inc.                                              44,600       1,739,400
----------------------------------------------------------------------------------
Constellation Energy
  Group, Inc.                                               35,600         933,432
----------------------------------------------------------------------------------
Dominion Resources,
  Inc.                                                      62,900       3,390,310
----------------------------------------------------------------------------------
DTE Energy Co.                                              35,100       1,454,544
----------------------------------------------------------------------------------
Edison International,
  Inc.*                                                     72,000         889,920
----------------------------------------------------------------------------------
Entergy Corp.                                               46,600       2,122,630
----------------------------------------------------------------------------------
Exelon Corp.                                                66,300       3,258,645
----------------------------------------------------------------------------------
First Energy Corp.                                          63,300       1,867,350
----------------------------------------------------------------------------------
FPL Group, Inc.                                             37,600       2,105,976
----------------------------------------------------------------------------------
PG&E Corp.*                                                 87,600       1,116,900
----------------------------------------------------------------------------------
Pinnacle West
  Capital Corp.                                             20,800         635,232
----------------------------------------------------------------------------------
PPL Corp.                                                   34,900       1,227,433
----------------------------------------------------------------------------------
Progress Energy,
  Inc.(2)*                                                  62,600       1,925,550
----------------------------------------------------------------------------------
Public Service
  Enterprise Group, Inc.                                    46,500       1,610,295
----------------------------------------------------------------------------------
Southern Co.                                               145,700       4,110,197
----------------------------------------------------------------------------------
TECO Energy, Inc.(1)                                        40,900         453,172
----------------------------------------------------------------------------------
TXU Corp.                                                   69,200       1,105,124
----------------------------------------------------------------------------------
Xcel Energy, Inc.                                           86,700         961,503
----------------------------------------------------------------------------------
                                                                        34,904,642
==================================================================================
ELECTRICAL EQUIPMENT--0.46%

American Power
  Conversion Corp.*                                         42,200         660,008
----------------------------------------------------------------------------------
Cooper Industries, Inc.,
  Class A                                                   20,800         787,280
----------------------------------------------------------------------------------
Emerson Electric Co.                                        88,600      $4,170,402
----------------------------------------------------------------------------------
Molex, Inc.                                                 41,400         921,978
----------------------------------------------------------------------------------
Rockwell Automation,
  Inc.                                                      40,200         925,002
----------------------------------------------------------------------------------
                                                                         7,464,670
==================================================================================
ELECTRONIC EQUIPMENT &
  INSTRUMENTS--0.34%

Agilent Technologies,
  Inc.*                                                     97,500       1,287,000
----------------------------------------------------------------------------------
Jabil Circuit, Inc.*                                        41,600         690,976
----------------------------------------------------------------------------------
Millipore Corp.                                             11,200         374,752
----------------------------------------------------------------------------------
Sanmina-SCI Corp.*                                         114,600         492,780
----------------------------------------------------------------------------------
Solectron Corp.*                                           178,000         560,700
----------------------------------------------------------------------------------
Symbol Technologies,
  Inc.                                                      50,300         532,174
----------------------------------------------------------------------------------
Tektronix, Inc.*                                            20,100         332,052
----------------------------------------------------------------------------------
Thermo Electron Corp.*                                      35,800         630,080
----------------------------------------------------------------------------------
Waters Corp.*                                               27,400         634,858
----------------------------------------------------------------------------------
                                                                         5,535,372
==================================================================================
ENERGY EQUIPMENT & SERVICES--0.88%

Baker Hughes, Inc.                                          71,700       2,224,134
----------------------------------------------------------------------------------
BJ Services Co.*                                            33,200       1,141,084
----------------------------------------------------------------------------------
Halliburton Co.                                             91,600       1,855,816
----------------------------------------------------------------------------------
Nabors Industries, Inc.*                                    30,800       1,221,220
----------------------------------------------------------------------------------
Noble Drilling Corp.*                                       28,700       1,041,810
----------------------------------------------------------------------------------
Schlumberger Ltd.                                          120,800       5,026,488
----------------------------------------------------------------------------------
Transocean Sedco
  Forex, Inc.(1)                                            69,700       1,582,190
----------------------------------------------------------------------------------
                                                                        14,092,742
==================================================================================
FOOD & DRUG RETAILING--1.11%

Albertson's, Inc.                                           79,200       1,491,336
----------------------------------------------------------------------------------
CVS Corp.                                                   81,700       2,034,330
----------------------------------------------------------------------------------
Kroger Co.*                                                159,700       2,111,234
----------------------------------------------------------------------------------
Safeway, Inc.*                                              91,700       1,823,913
----------------------------------------------------------------------------------
SUPERVALU, Inc.                                             31,000         431,520
----------------------------------------------------------------------------------
Sysco Corp.                                                134,700       3,653,064
----------------------------------------------------------------------------------
Walgreen Co.                                               211,300       5,945,982
----------------------------------------------------------------------------------
Winn Dixie Stores, Inc.                                     31,100         379,420
----------------------------------------------------------------------------------
                                                                        17,870,799
==================================================================================

--------------------------------------------------------------------------------
14

UBS TACTICAL ALLOCATION FUND

Portfolio of Investments -- February 28, 2003 (unaudited)

COMMON STOCKS

SECURITY DESCRIPTION                                        SHARES           VALUE
----------------------------------------------------------------------------------
FOOD PRODUCTS--1.33%

Archer-Daniels-
  Midland Co.                                              137,900      $1,503,110
----------------------------------------------------------------------------------
Campbell Soup Co.                                           85,800       1,779,492
----------------------------------------------------------------------------------
ConAgra Foods, Inc.                                        111,600       2,574,612
----------------------------------------------------------------------------------
General Mills, Inc.(1)                                      75,700       3,245,259
----------------------------------------------------------------------------------
Heinz, H.J. & Co.                                           72,700       2,231,890
----------------------------------------------------------------------------------
Hershey Foods Corp.                                         28,100       1,815,541
----------------------------------------------------------------------------------
Kellogg Co.                                                 84,500       2,498,665
----------------------------------------------------------------------------------
Sara Lee Corp.                                             161,400       3,195,720
----------------------------------------------------------------------------------
Wrigley, Wm. Jr. Co.                                        46,100       2,472,343
----------------------------------------------------------------------------------
                                                                        21,316,632
==================================================================================
GAS UTILITIES--0.29%

El Paso Corp.(1)                                           132,500         643,950
----------------------------------------------------------------------------------
KeySpan Corp.                                               31,500       1,007,055
----------------------------------------------------------------------------------
Kinder Morgan, Inc.                                         25,900       1,179,227
----------------------------------------------------------------------------------
NiSource, Inc.                                              52,200         884,268
----------------------------------------------------------------------------------
Sempra Energy(1)                                            43,000         997,600
----------------------------------------------------------------------------------
                                                                         4,712,100
==================================================================================
HEALTH CARE EQUIPMENT &
  SUPPLIES--2.00%

Applera Corp.--Applied
  Biosystems Group                                          44,100         809,235
----------------------------------------------------------------------------------
Bausch & Lomb, Inc.                                         12,100         372,680
----------------------------------------------------------------------------------
Baxter International, Inc.                                 122,800       3,486,292
----------------------------------------------------------------------------------
Becton, Dickinson & Co.                                     53,500       1,840,400
----------------------------------------------------------------------------------
Biomet, Inc.                                                53,900       1,629,397
----------------------------------------------------------------------------------
Boston Scientific Corp.*                                    84,100       3,714,697
----------------------------------------------------------------------------------
C.R. Bard, Inc.                                             10,900         644,190
----------------------------------------------------------------------------------
Guidant Corp.                                               63,200       2,260,032
----------------------------------------------------------------------------------
Medtronic, Inc.                                            251,100      11,224,170
----------------------------------------------------------------------------------
St. Jude Medical, Inc.*                                     36,700       1,676,456
----------------------------------------------------------------------------------
Stryker Corp.                                               40,900       2,666,680
----------------------------------------------------------------------------------
Zimmer Holdings, Inc.*                                      40,200       1,784,478
----------------------------------------------------------------------------------
                                                                        32,108,707
==================================================================================
HEALTH CARE PROVIDERS &
  SERVICES--1.85%

Aetna, Inc.                                                 31,300       1,318,356
----------------------------------------------------------------------------------
AmerisourceBergen
  Corp.                                                     22,200       1,221,000
----------------------------------------------------------------------------------
Anthem, Inc.*                                               28,900      $1,722,729
----------------------------------------------------------------------------------
Cardinal Health, Inc.                                       91,300       5,230,577
----------------------------------------------------------------------------------
CIGNA Corp.                                                 29,100       1,250,427
----------------------------------------------------------------------------------
HCA, Inc.                                                  105,800       4,363,192
----------------------------------------------------------------------------------
Health Management
  Associates, Inc.,
  Class A                                                   49,600         888,832
----------------------------------------------------------------------------------
HEALTHSOUTH Corp.*                                          92,100         329,718
----------------------------------------------------------------------------------
Humana, Inc.*                                               37,800         370,440
----------------------------------------------------------------------------------
IMS Health, Inc.                                            51,800         777,000
----------------------------------------------------------------------------------
Manor Care, Inc.*                                           21,600         395,928
----------------------------------------------------------------------------------
McKesson Corp.                                              61,100       1,627,704
----------------------------------------------------------------------------------
Quest Diagnostics,
  Inc.*                                                     20,300       1,071,028
----------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                    101,500       1,844,255
----------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                    62,400       5,172,960
----------------------------------------------------------------------------------
Wellpoint Health
  Networks, Inc.*                                           30,400       2,067,504
----------------------------------------------------------------------------------
                                                                        29,651,650
==================================================================================
HOTELS, RESTAURANTS & LEISURE--1.03%

Carnival Corp.(1)                                          122,800       2,820,716
----------------------------------------------------------------------------------
Darden Restaurants, Inc.                                    35,600         634,036
----------------------------------------------------------------------------------
Harrah's Entertainment,
  Inc.*                                                     23,400         768,456
----------------------------------------------------------------------------------
Hilton Hotels Corp.                                         79,500         873,705
----------------------------------------------------------------------------------
International Game
  Technology*                                               18,200       1,430,156
----------------------------------------------------------------------------------
Marriott International,
  Inc., Class A(1)                                          49,800       1,504,956
----------------------------------------------------------------------------------
McDonald's Corp.                                           263,500       3,586,235
----------------------------------------------------------------------------------
Starbucks Corp.*                                            80,100       1,878,345
----------------------------------------------------------------------------------
Starwood Hotels &
  Resorts Worldwide,
  Inc., Class B                                             44,300       1,001,623
----------------------------------------------------------------------------------
Wendy's International,
  Inc.                                                      24,200         612,986
----------------------------------------------------------------------------------
Yum! Brands, Inc.*                                          61,200       1,457,172
----------------------------------------------------------------------------------
                                                                        16,568,386
==================================================================================

--------------------------------------------------------------------------------

UBS TACTICAL ALLOCATION FUND

Portfolio of Investments -- February 28, 2003 (unaudited)

COMMON STOCKS

SECURITY DESCRIPTION                                        SHARES           VALUE
----------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.51%

Black & Decker Corp.                                        18,500        $678,950
----------------------------------------------------------------------------------
Centex Corp.                                                13,400         740,752
----------------------------------------------------------------------------------
Fortune Brands, Inc.                                        33,000       1,446,720
----------------------------------------------------------------------------------
KB HOME                                                     10,700         501,830
----------------------------------------------------------------------------------
Leggett & Platt, Inc.                                       43,100         821,486
----------------------------------------------------------------------------------
Maytag Corp.                                                17,400         419,340
----------------------------------------------------------------------------------
Newell Rubbermaid,
  Inc.                                                      56,300       1,587,660
----------------------------------------------------------------------------------
Pulte Homes, Inc.                                           13,400         681,122
----------------------------------------------------------------------------------
Stanley Works                                               20,700         534,267
----------------------------------------------------------------------------------
Whirlpool Corp.                                             15,100         743,826
----------------------------------------------------------------------------------
                                                                         8,155,953
==================================================================================
HOUSEHOLD PRODUCTS--2.14%

Clorox Co.                                                  46,000       1,946,260
----------------------------------------------------------------------------------
Colgate-Palmolive Co.                                      110,900       5,579,379
----------------------------------------------------------------------------------
Kimberly Clark Corp.                                       106,900       4,899,227
----------------------------------------------------------------------------------
Procter & Gamble Co.                                      267,2002       1,872,992
----------------------------------------------------------------------------------
                                                                        34,297,858
==================================================================================
INDUSTRIAL CONGLOMERATES--4.15%

3M Co.                                                      80,300      10,067,211
----------------------------------------------------------------------------------
General Electric Co.                                     2,052,600      49,365,030
----------------------------------------------------------------------------------
Textron, Inc.                                               29,900       1,080,287
----------------------------------------------------------------------------------
Tyco International Ltd.                                    414,700       6,137,560
----------------------------------------------------------------------------------
                                                                        66,650,088
==================================================================================
INSURANCE--4.60%

ACE Ltd.(1)                                                 54,300       1,504,653
----------------------------------------------------------------------------------
AFLAC, Inc.                                                104,200       3,256,250
----------------------------------------------------------------------------------
Allstate Corp.                                             143,000       4,523,090
----------------------------------------------------------------------------------
Ambac Financial Group, Inc.                                 21,500       1,050,275
----------------------------------------------------------------------------------
American International
  Group, Inc.                                              537,500      26,493,375
----------------------------------------------------------------------------------
AON Corp.                                                   64,600       1,256,470
----------------------------------------------------------------------------------
Chubb Corp.                                                 34,900       1,668,918
----------------------------------------------------------------------------------
Cincinnati Financial Corp.                                  33,400       1,183,696
----------------------------------------------------------------------------------
Hartford Financial
  Services Group, Inc.                                      52,500       1,896,825
----------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                       29,700       1,119,690
----------------------------------------------------------------------------------
John Hancock
  Financial Services, Inc.                                  60,100      $1,688,810
----------------------------------------------------------------------------------
Lincoln National Corp.                                      37,200       1,053,876
----------------------------------------------------------------------------------
Loews Corp.                                                 39,500       1,726,545
----------------------------------------------------------------------------------
Marsh & McLennan
  Cos., Inc.                                               110,600       4,501,420
----------------------------------------------------------------------------------
MBIA, Inc.                                                  30,000       1,143,900
----------------------------------------------------------------------------------
MetLife, Inc.(1)                                           143,800       3,763,246
----------------------------------------------------------------------------------
MGIC Investment Corp.                                       20,900         824,714
----------------------------------------------------------------------------------
Progressive Corp.                                           44,500       2,314,445
----------------------------------------------------------------------------------
Prudential Financial,
  Inc.                                                     116,300       3,492,489
----------------------------------------------------------------------------------
SAFECO Corp.                                                30,700       1,009,416
----------------------------------------------------------------------------------
St. Paul Cos., Inc.(1)                                      47,400       1,462,764
----------------------------------------------------------------------------------
Torchmark Corp.                                             24,400         885,964
----------------------------------------------------------------------------------
Travelers Property
  Casualty Corp.,
  Class B                                                  205,900       3,273,810
----------------------------------------------------------------------------------
Unum Provident Corp.                                        52,500         682,500
----------------------------------------------------------------------------------
XL Capital Ltd., Class A                                    28,000       1,986,320
----------------------------------------------------------------------------------
                                                                        73,763,461
==================================================================================
INTERNET & CATALOG RETAIL--0.31%

eBay, Inc.*                                                 63,300       4,963,986
==================================================================================
INTERNET SOFTWARE & SERVICES--0.16%

Yahoo!, Inc.*                                              121,200       2,527,020
==================================================================================
IT CONSULTING & SERVICES--0.28%

Computer Sciences
  Corp.*                                                    36,100       1,128,486
----------------------------------------------------------------------------------
Electronic Data
  Systems Corp.(1)                                         100,100       1,558,557
----------------------------------------------------------------------------------
SunGard Data
  Systems, Inc.*                                            59,300       1,167,024
----------------------------------------------------------------------------------
Unisys Corp.*                                               69,900         647,274
----------------------------------------------------------------------------------
                                                                         4,501,341
==================================================================================
LEISURE EQUIPMENT & PRODUCTS--0.45%

Brunswick Corp.                                             22,600         427,140
----------------------------------------------------------------------------------
Eastman Kodak Co.                                           61,000       1,805,600
----------------------------------------------------------------------------------
Harley-Davidson, Inc.                                       63,200       2,502,088
----------------------------------------------------------------------------------
Hasbro, Inc.                                                40,800         494,088
----------------------------------------------------------------------------------
Mattel, Inc.                                                92,900       1,980,628
----------------------------------------------------------------------------------
                                                                         7,209,544
==================================================================================

--------------------------------------------------------------------------------
16

UBS TACTICAL ALLOCATION FUND

Portfolio of Investments -- February 28, 2003 (unaudited)

COMMON STOCKS

SECURITY DESCRIPTION                                        SHARES           VALUE
----------------------------------------------------------------------------------
MACHINERY--1.16%

Caterpillar, Inc.                                           72,100      $3,388,700
----------------------------------------------------------------------------------
Danaher Corp.                                               31,700       2,061,134
----------------------------------------------------------------------------------
Deere & Co.                                                 50,000       2,069,000
----------------------------------------------------------------------------------
Dover Corp.                                                 43,300       1,105,016
----------------------------------------------------------------------------------
Eaton Corp.                                                 15,400       1,092,630
----------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                   64,400       3,836,308
----------------------------------------------------------------------------------
Ingersoll Rand Co.,
  Class A                                                   36,500       1,439,925
----------------------------------------------------------------------------------
ITT Industries, Inc.                                        19,600       1,102,108
----------------------------------------------------------------------------------
Navistar International
  Corp.*                                                    15,000         354,450
----------------------------------------------------------------------------------
PACCAR, Inc.                                                24,600       1,181,292
----------------------------------------------------------------------------------
Parker-Hannifin Corp.                                       25,700       1,035,967
----------------------------------------------------------------------------------
                                                                        18,666,530
==================================================================================
MEDIA--4.15%

AOL Time Warner, Inc.*                                     925,800      10,480,056
----------------------------------------------------------------------------------
Clear Channel
  Communications, Inc.*                                    127,300       4,647,723
----------------------------------------------------------------------------------
Comcast Corp.,
  Class A*                                                 477,300      13,946,706
----------------------------------------------------------------------------------
Disney, Walt Co.                                           424,600       7,243,676
----------------------------------------------------------------------------------
Dow Jones & Co., Inc.(1)                                    19,000         681,720
----------------------------------------------------------------------------------
Gannett, Inc.                                               55,700       4,019,869
----------------------------------------------------------------------------------
Interpublic Group
  Cos., Inc.                                                82,400         795,160
----------------------------------------------------------------------------------
Knight-Ridder, Inc.                                         17,800       1,135,996
----------------------------------------------------------------------------------
McGraw-Hill Cos., Inc.                                      40,700       2,288,968
----------------------------------------------------------------------------------
New York Times Co.,
  Class A                                                   32,200       1,496,012
----------------------------------------------------------------------------------
Omnicom Group, Inc.                                         38,900       2,060,922
----------------------------------------------------------------------------------
TMP Worldwide, Inc.*                                        25,600         234,240
----------------------------------------------------------------------------------
Tribune Co.                                                 63,700       2,856,945
----------------------------------------------------------------------------------
Univision
  Communications, Inc.,
  Class A(1)*                                               48,700       1,206,299
----------------------------------------------------------------------------------
Viacom, Inc., Class B*                                     364,800      13,545,024
----------------------------------------------------------------------------------
                                                                        66,639,316
==================================================================================
METALS & MINING--0.51%

Alcoa, Inc.                                                177,000       3,628,500
----------------------------------------------------------------------------------
Freeport-McMoRan
  Copper & Gold, Inc.,
  Class B*                                                  31,600         537,832
----------------------------------------------------------------------------------
Newmont Mining Corp.
  (Holding Co.)(1)                                          84,100      $2,298,453
----------------------------------------------------------------------------------
Nucor Corp.                                                 17,400         723,840
----------------------------------------------------------------------------------
Phelps Dodge Corp.*                                         20,200         726,392
----------------------------------------------------------------------------------
United States
  Steel Corp.                                               26,700         310,254
----------------------------------------------------------------------------------
                                                                         8,225,271
==================================================================================
MULTI-LINE RETAIL--3.92%

Big Lots, Inc.*                                             26,000         287,300
----------------------------------------------------------------------------------
Costco Wholesale
  Corp.*                                                    95,200       2,905,504
----------------------------------------------------------------------------------
Dollar General Corp.                                        70,400         731,456
----------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                  36,600       1,032,852
----------------------------------------------------------------------------------
Federated Department
  Stores, Inc.*                                             42,700       1,088,850
----------------------------------------------------------------------------------
J.C. Penney Co., Inc.                                       57,200       1,135,420
----------------------------------------------------------------------------------
Kohl's Corp.*                                               69,900       3,418,110
----------------------------------------------------------------------------------
May Department
  Stores Co.                                                63,100       1,238,022
----------------------------------------------------------------------------------
Nordstrom, Inc.(1)                                          29,400         500,094
----------------------------------------------------------------------------------
Sears, Roebuck & Co.                                        67,300       1,465,794
----------------------------------------------------------------------------------
Target Corp.                                               188,500       5,400,525
----------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                      910,700      43,768,242
----------------------------------------------------------------------------------
                                                                        62,972,169
==================================================================================
MULTI-UTILITIES--0.25%

AES Corp.*                                                 121,700         404,044
----------------------------------------------------------------------------------
Calpine Corp.(1)*                                           87,300         243,567
----------------------------------------------------------------------------------
Centerpoint Energy, Inc.                                    74,100         344,565
----------------------------------------------------------------------------------
Duke Energy Corp.                                          186,200       2,515,562
----------------------------------------------------------------------------------
Williams Cos., Inc.                                        122,200         465,582
----------------------------------------------------------------------------------
                                                                         3,973,320
==================================================================================
OFFICE ELECTRONICS--0.09%

Xerox Corp.(1)*                                            153,600       1,382,400
==================================================================================
OIL & GAS--5.30%

Amerada Hess Corp.                                          19,800         881,694
----------------------------------------------------------------------------------
Anadarko Petroleum
  Corp.                                                     51,800       2,386,944
----------------------------------------------------------------------------------
Apache Corp.                                                30,900       2,017,152
----------------------------------------------------------------------------------
Burlington Resources,
  Inc.                                                      41,800       1,937,430
----------------------------------------------------------------------------------

--------------------------------------------------------------------------------

UBS TACTICAL ALLOCATION FUND

Portfolio of Investments -- February 28, 2003 (unaudited)

COMMON STOCKS

SECURITY DESCRIPTION                                        SHARES           VALUE
----------------------------------------------------------------------------------
OIL & GAS--(CONCLUDED)

ChevronTexaco
  Corp.(1)                                                 220,300     $14,136,651
----------------------------------------------------------------------------------
Conoco, Inc.                                               139,600       7,077,720
----------------------------------------------------------------------------------
Devon Energy Corp.                                          33,000       1,590,600
----------------------------------------------------------------------------------
EOG Resources, Inc.                                         24,300       1,003,590
----------------------------------------------------------------------------------
ExxonMobil Corp.                                         1,385,300      47,127,906
----------------------------------------------------------------------------------
Kerr-McGee Corp.                                            22,500         927,900
----------------------------------------------------------------------------------
Marathon Oil Corp.                                          68,100       1,572,429
----------------------------------------------------------------------------------
Occidental Petroleum
  Corp.                                                     79,900       2,389,010
----------------------------------------------------------------------------------
Sunoco, Inc.                                                18,000         637,020
----------------------------------------------------------------------------------
Unocal Corp.                                                55,400       1,459,790
----------------------------------------------------------------------------------
                                                                        85,145,836
==================================================================================
PAPER & FOREST PRODUCTS--0.48%

Georgia-Pacific Corp.                                       54,600         819,546
----------------------------------------------------------------------------------
International Paper Co.                                    101,700       3,562,551
----------------------------------------------------------------------------------
MeadWestvaco Corp.                                          44,100       1,022,679
----------------------------------------------------------------------------------
Weyerhaeuser Co.                                            46,500       2,318,025
----------------------------------------------------------------------------------
                                                                         7,722,801
==================================================================================
PERSONAL PRODUCTS--0.61%

Alberto-Culver Co.,
  Class B                                                   12,900         641,259
----------------------------------------------------------------------------------
Avon Products, Inc.                                         48,800       2,537,600
----------------------------------------------------------------------------------
Gillette Co.                                               218,000       6,581,420
----------------------------------------------------------------------------------
                                                                         9,760,279
==================================================================================
PHARMACEUTICALS--10.05%

Abbott Laboratories                                        322,100      11,473,202
----------------------------------------------------------------------------------
Allergan, Inc.                                              26,900       1,726,980
----------------------------------------------------------------------------------
Bristol-Myers
  Squibb Co.                                               400,000       9,320,000
----------------------------------------------------------------------------------
Eli Lilly & Co.                                            231,600      13,099,296
----------------------------------------------------------------------------------
Forest Laboratories,
  Inc.*                                                     74,400       3,705,120
----------------------------------------------------------------------------------
Johnson & Johnson                                          611,600      32,078,420
----------------------------------------------------------------------------------
King Pharmaceuticals,
  Inc.*                                                     50,600         847,550
----------------------------------------------------------------------------------
Merck & Co., Inc.                                          462,700      24,407,425
----------------------------------------------------------------------------------
Pfizer, Inc.                                             1,270,500      37,886,310
----------------------------------------------------------------------------------
Pharmacia Corp.                                            266,400      11,007,648
----------------------------------------------------------------------------------
Schering-Plough Corp.                                      303,200       5,463,664
----------------------------------------------------------------------------------
Watson Pharmaceuticals,
  Inc.*                                                     22,800        $705,204
----------------------------------------------------------------------------------
Wyeth Pharmaceuticals                                      274,000       9,658,500
----------------------------------------------------------------------------------
                                                                       161,379,319
==================================================================================
REAL ESTATE--0.37%

Equity Office Properties
  Trust                                                     89,200       2,188,076
----------------------------------------------------------------------------------
Equity Residential
  Properties Trust                                          58,900       1,430,092
----------------------------------------------------------------------------------
Plum Creek Timber
  Co., Inc.                                                 43,400         941,780
----------------------------------------------------------------------------------
Simon Property
  Group, Inc.                                               40,500       1,402,920
----------------------------------------------------------------------------------
                                                                         5,962,868
==================================================================================
ROAD & RAIL--0.47%

Burlington Northern
  Santa Fe, Inc.                                            77,900       1,947,500
----------------------------------------------------------------------------------
CSX Corp.                                                   45,500       1,222,130
----------------------------------------------------------------------------------
Norfolk Southern Corp.                                      81,300       1,549,578
----------------------------------------------------------------------------------
Union Pacific Corp.                                         52,100       2,875,399
----------------------------------------------------------------------------------
                                                                         7,594,607
==================================================================================
SEMICONDUCTOR EQUIPMENT &
  PRODUCTS--3.16%

Advanced Micro
  Devices, Inc.(1)*                                         76,200         418,338
----------------------------------------------------------------------------------
Altera Corp.*                                               80,700       1,011,171
----------------------------------------------------------------------------------
Analog Devices, Inc.*                                       76,000       2,216,160
----------------------------------------------------------------------------------
Applied Materials, Inc.*                                   341,200       4,428,776
----------------------------------------------------------------------------------
Applied Micro Circuits
  Corp.*                                                    69,400         242,206
----------------------------------------------------------------------------------
Broadcom Corp., Class A*                                    58,200         842,736
----------------------------------------------------------------------------------
Intel Corp.                                              1,368,400      23,604,900
----------------------------------------------------------------------------------
KLA-Tencor Corp.*                                           39,500       1,412,125
----------------------------------------------------------------------------------
Linear Technology Corp.                                     65,000       1,993,550
----------------------------------------------------------------------------------
LSI Logic Corp.*                                            84,300         374,292
----------------------------------------------------------------------------------
Maxim Integrated
  Products, Inc.                                            66,600       2,300,364
----------------------------------------------------------------------------------
Micron Technology, Inc.*                                   129,400       1,033,906
----------------------------------------------------------------------------------
National Semiconductor
  Corp.*                                                    39,300         673,209
----------------------------------------------------------------------------------

--------------------------------------------------------------------------------
18

UBS TACTICAL ALLOCATION FUND

Portfolio of Investments -- February 28, 2003 (unaudited)

COMMON STOCKS

SECURITY DESCRIPTION                                        SHARES           VALUE
----------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT &
  PRODUCTS--(CONCLUDED)

Novellus Systems, Inc.*                                     31,300        $912,395
----------------------------------------------------------------------------------
NVIDIA Corp.(1)*                                            33,600         424,032
----------------------------------------------------------------------------------
QLogic Corp.*                                               19,600         694,036
----------------------------------------------------------------------------------
Teradyne, Inc.*                                             40,100         464,759
----------------------------------------------------------------------------------
Texas Instruments, Inc.                                    358,500       6,004,875
----------------------------------------------------------------------------------
Xilinx, Inc.*                                               70,600       1,616,740
----------------------------------------------------------------------------------
                                                                        50,668,570
==================================================================================
SOFTWARE--4.88%

Adobe Systems, Inc.                                         49,100       1,350,250
----------------------------------------------------------------------------------
Autodesk, Inc.                                              24,700         357,903
----------------------------------------------------------------------------------
BMC Software, Inc.*                                         49,300         956,420
----------------------------------------------------------------------------------
Citrix Systems, Inc.*                                       36,100         433,200
----------------------------------------------------------------------------------
Computer Associates
  International, Inc.                                      119,700       1,597,995
----------------------------------------------------------------------------------
Compuware Corp.*                                            83,600         308,484
----------------------------------------------------------------------------------
Electronic Arts, Inc.*                                      29,200       1,541,760
----------------------------------------------------------------------------------
Intuit, Inc.*                                               42,200       2,005,344
----------------------------------------------------------------------------------
Mercury Interactive
  Corp.*                                                    17,600         571,120
----------------------------------------------------------------------------------
Microsoft Corp.                                          2,206,500      52,294,050
----------------------------------------------------------------------------------
Novell, Inc.*                                               82,100         213,460
----------------------------------------------------------------------------------
Oracle Corp.*                                            1,105,100      13,216,996
----------------------------------------------------------------------------------
PeopleSoft, Inc.*                                           65,200       1,114,920
----------------------------------------------------------------------------------
Siebel Systems, Inc.*                                      101,900         879,397
----------------------------------------------------------------------------------
VERITAS Software Co.*                                       85,600       1,457,768
----------------------------------------------------------------------------------
                                                                        78,299,067
==================================================================================
SPECIALTY RETAIL--2.01%

Autozone, Inc.*                                             20,400       1,342,320
----------------------------------------------------------------------------------
Bed, Bath & Beyond,
  Inc.*                                                     60,300       1,992,312
----------------------------------------------------------------------------------
Best Buy Co., Inc.*                                         66,500       1,933,155
----------------------------------------------------------------------------------
Circuit City Stores-
  Circuit City Group                                        47,700         210,834
----------------------------------------------------------------------------------
Gap, Inc.                                                  182,700       2,382,408
----------------------------------------------------------------------------------
Home Depot, Inc.                                           480,200      11,260,690
----------------------------------------------------------------------------------
Lowe's Cos., Inc.                                          160,900       6,323,370
----------------------------------------------------------------------------------
Office Depot, Inc.*                                         64,600         758,404
----------------------------------------------------------------------------------
RadioShack Corp.                                            35,600         699,184
----------------------------------------------------------------------------------
Sherwin-Williams Co.                                        32,700         873,090
----------------------------------------------------------------------------------
Staples, Inc.*                                              97,700      $1,691,187
----------------------------------------------------------------------------------
Tiffany & Co.                                               30,700         735,879
----------------------------------------------------------------------------------
TJX Cos., Inc.                                             109,300       1,756,451
----------------------------------------------------------------------------------
Toys R Us, Inc.*                                            47,400         382,992
----------------------------------------------------------------------------------
                                                                        32,342,276
==================================================================================
TEXTILES & APPAREL--0.41%

Jones Apparel
  Group, Inc.*                                              27,200         771,392
----------------------------------------------------------------------------------
Limited Brands                                             109,700       1,303,236
----------------------------------------------------------------------------------
Liz Claiborne, Inc.                                         22,900         645,780
----------------------------------------------------------------------------------
Nike, Inc., Class B                                         55,100       2,554,987
----------------------------------------------------------------------------------
Reebok International
  Ltd.*                                                     13,400         418,750
----------------------------------------------------------------------------------
V. F. Corp.                                                 23,900         809,015
----------------------------------------------------------------------------------
                                                                         6,503,160
==================================================================================
TOBACCO--1.14%

Altria Group, Inc.                                         425,200      16,433,980
----------------------------------------------------------------------------------
R.J. Reynolds Tobacco
  Holdings, Inc.                                            20,200         806,182
----------------------------------------------------------------------------------
UST, Inc.                                                   35,000       1,009,050
----------------------------------------------------------------------------------
                                                                        18,249,212
==================================================================================
TRADING COMPANIES &
  DISTRIBUTORS--0.13%

Genuine Parts Co.                                           39,800       1,146,240
----------------------------------------------------------------------------------
Grainger, W.W., Inc.                                        20,600         948,218
----------------------------------------------------------------------------------
                                                                         2,094,458
==================================================================================
WIRELESS TELECOMMUNICATION
  SERVICES--0.43%

AT&T Wireless
  Services, Inc.*                                          562,200       3,322,602
----------------------------------------------------------------------------------
Nextel Communications,
  Inc.*                                                    198,900       2,800,512
----------------------------------------------------------------------------------
Sprint Corp.
  (PCS Group)(1)*                                          209,600         830,016
----------------------------------------------------------------------------------
                                                                         6,953,130
==================================================================================
Total Common Stocks
(cost--$1,917,326,452)                                               1,601,519,624
==================================================================================

--------------------------------------------------------------------------------

UBS TACTICAL ALLOCATION FUND

Portfolio of Investments -- February 28, 2003 (unaudited)

 PRINCIPAL
  AMOUNT                                                   MATURITY   INTEREST
  (000)                                                     DATES      RATES            VALUE
----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT--0.21%
----------------------------------------------------------------------------------------------
    $3,417    Repurchase Agreement dated 02/28/03
              with Societe Generale, collateralized
              by $3,362,000 U.S. Treasury
              Notes, 8.375% due 08/15/03
              (value--$3,485,385); proceeds: $3,417,379
              (cost--$3,417,000)                           03/03/03    1.330%      $3,417,000
==============================================================================================

 NUMBER OF
  SHARES
  (000)
----------------------------------------------------------------------------------------------
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED--1.39%
----------------------------------------------------------------------------------------------

MONEY MARKET FUNDS--1.39%
----------------------------------------------------------------------------------------------

        1  Deutsche Cash Reserves Fund                     03/03/03    1.223+           1,198
----------------------------------------------------------------------------------------------
        1  Federated Treasury Securities Fund              03/03/03    1.193+             988
----------------------------------------------------------------------------------------------
        4  Scudder Institutional Fund, Inc.                03/03/03    1.260+           3,977
----------------------------------------------------------------------------------------------
   22,324  UBS Private Money Market Fund LLC               03/03/03    1.338+      22,324,137
----------------------------------------------------------------------------------------------
Total Money Market Funds (cost--$22,330,300)                                       22,330,300
==============================================================================================
Total Investments (cost--$1,943,073,752)--101.38%                               1,627,266,924
----------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(1.38)%                                    (22,204,754)
----------------------------------------------------------------------------------------------
Net Assets--100.00%                                                            $1,605,062,170
==============================================================================================

*   Non-income producing security.
(1) Security, or portion thereof, was on loan at February 28, 2003.
(2) Includes 13,100 Contingent Value Obligations valued at zero.
+   Interest rates shown reflect yield at February 28, 2003.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
20

UBS TACTICAL ALLOCATION FUND

Statement of Assets and Liabilities -- February 28, 2003 (Unaudited)

ASSETS
Investment in securities, at value (cost--$1,943,073,752)*                  $1,627,266,924
------------------------------------------------------------------------------------------
Cash                                                                                   643
------------------------------------------------------------------------------------------
Receivable for investments sold                                                  3,025,409
------------------------------------------------------------------------------------------
Receivable for shares of beneficial interest sold                                  271,957
------------------------------------------------------------------------------------------
Dividends and interest receivable                                                3,211,932
------------------------------------------------------------------------------------------
Other assets                                                                        91,722
------------------------------------------------------------------------------------------
Total assets                                                                 1,633,868,587
------------------------------------------------------------------------------------------
LIABILITIES
Payable for cash collateral for securities loaned                               22,330,300
------------------------------------------------------------------------------------------
Payable for shares of beneficial interest repurchased                            4,319,412
------------------------------------------------------------------------------------------
Payable to affiliates                                                            1,382,188
------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                             774,517
------------------------------------------------------------------------------------------
Total liabilities                                                               28,806,417
------------------------------------------------------------------------------------------
NET ASSETS
Beneficial interest--$0.001 par value (unlimited amount authorized)          2,374,729,639
------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                                  5,072,993
------------------------------------------------------------------------------------------
Accumulated net realized loss from investment transactions                    (458,933,634)
------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                    (315,806,828)
------------------------------------------------------------------------------------------
Net assets                                                                  $1,605,062,170
------------------------------------------------------------------------------------------

 * Includes $20,628,123 of investments in securities on loan, at value.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

UBS TACTICAL ALLOCATION FUND

Statement of Assets and Liabilities -- February 28, 2003 (Unaudited)

CLASS A:
Net assets                                                                    $568,319,538
------------------------------------------------------------------------------------------
Shares outstanding                                                              29,733,131
------------------------------------------------------------------------------------------
Net asset value per share                                                           $19.11
------------------------------------------------------------------------------------------
Maximum offering price per share
  (net asset value plus sales charge of 5.50%)                                      $20.22
------------------------------------------------------------------------------------------
CLASS B:
Net assets                                                                    $472,100,128
------------------------------------------------------------------------------------------
Shares outstanding                                                              25,385,689
------------------------------------------------------------------------------------------
Net asset value and offering price per share                                        $18.60
------------------------------------------------------------------------------------------
CLASS C:
Net assets                                                                    $433,330,352
------------------------------------------------------------------------------------------
Shares outstanding                                                              23,132,528
------------------------------------------------------------------------------------------
Net asset value per share                                                           $18.73
------------------------------------------------------------------------------------------
Maximum offering price per share
  (net asset value plus sales charge of 1.00%)                                      $18.92
------------------------------------------------------------------------------------------
CLASS Y:
Net assets                                                                    $131,312,152
------------------------------------------------------------------------------------------
Shares outstanding                                                               6,785,722
------------------------------------------------------------------------------------------
Net asset value, offering price and redemption value per share                      $19.35
==========================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
22

UBS TACTICAL ALLOCATION FUND

Statement of Operations

                                                                             FOR THE SIX
                                                                             MONTHS ENDED
                                                                          FEBRUARY 28, 2003
                                                                             (UNAUDITED)
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                                                                      $17,080,817
------------------------------------------------------------------------------------------
Interest                                                                            54,033
------------------------------------------------------------------------------------------
                                                                                17,134,850
------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory and administration fees                                      4,063,624
------------------------------------------------------------------------------------------
Service fees--Class A                                                              776,807
------------------------------------------------------------------------------------------
Service and distribution fees--Class B                                           2,687,798
------------------------------------------------------------------------------------------
Service and distribution fees--Class C                                           2,410,280
------------------------------------------------------------------------------------------
Transfer agency and related services fees                                        1,111,879
------------------------------------------------------------------------------------------
Custody and accounting                                                             422,290
------------------------------------------------------------------------------------------
Reports and notices to shareholders                                                161,876
------------------------------------------------------------------------------------------
State registration fees                                                            108,393
------------------------------------------------------------------------------------------
Insurance expense                                                                   64,557
------------------------------------------------------------------------------------------
Professional fees                                                                   58,261
------------------------------------------------------------------------------------------
Trustees' fees                                                                      27,431
------------------------------------------------------------------------------------------
Interest expense                                                                     9,967
------------------------------------------------------------------------------------------
Other expenses                                                                     140,675
------------------------------------------------------------------------------------------
                                                                                12,043,838
------------------------------------------------------------------------------------------
Net investment income                                                            5,091,012
------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
Net realized losses from investment transactions                              (157,441,514)
------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of investments                2,324,429
------------------------------------------------------------------------------------------
Net realized and unrealized losses from investment activities                 (155,117,085)
------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                         $(150,026,073)
==========================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

UBS TACTICAL ALLOCATION FUND

Statement of Changes in Net Assets

                                                                 FOR THE SIX
                                                                 MONTHS ENDED       FOR THE YEAR
                                                               FEBRUARY 28, 2003       ENDED
                                                                  (UNAUDITED)      AUGUST 31, 2002
--------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                                 $5,091,012        $3,238,535
--------------------------------------------------------------------------------------------------
Net realized losses from investment transactions                    (157,441,514)     (275,915,473)
--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation/
  depreciation of investments                                          2,324,429      (245,044,099)
--------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                (150,026,073)     (517,721,037)
--------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income--Class A                                        (2,382,218)       (1,210,952)
--------------------------------------------------------------------------------------------------
Net investment income--Class Y                                          (846,901)         (383,511)
--------------------------------------------------------------------------------------------------
Net realized gains from investment activities--Class A                        --        (5,180,625)
--------------------------------------------------------------------------------------------------
Net realized gains from investment activities--Class B                        --        (4,770,088)
--------------------------------------------------------------------------------------------------
Net realized gains from investment activities--Class C                        --        (4,191,815)
--------------------------------------------------------------------------------------------------
Net realized gains from investment activities--Class Y                        --        (1,064,963)
--------------------------------------------------------------------------------------------------
                                                                      (3,229,119)      (16,801,954)
--------------------------------------------------------------------------------------------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares                                  69,182,274       369,427,396
--------------------------------------------------------------------------------------------------
Cost of shares repurchased                                          (298,454,143)     (762,722,619)
--------------------------------------------------------------------------------------------------
Proceeds from dividends reinvested                                     3,147,000        16,197,555
--------------------------------------------------------------------------------------------------
Net decrease in net assets from
  beneficial interest transactions                                  (226,124,869)     (377,097,668)
--------------------------------------------------------------------------------------------------
Net decrease in net assets                                          (379,380,061)     (911,620,659)
--------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                1,984,442,231     2,896,062,890
--------------------------------------------------------------------------------------------------
End of period (including accumulated undistributed
  net investment income of $5,072,993 and
  $3,211,100, respectively)                                       $1,605,062,170    $1,984,442,231
--------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
24

UBS TACTICAL ALLOCATION FUND

Notes to Financial Statements (Unaudited)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS Tactical Allocation Fund (the "Fund") is a series of UBS Investment Trust (the "Trust") and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company.

Currently, the Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency and related services expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares within a certain number of years after issuance which varies depending upon the amount invested. All classes of shares have equal voting privileges except that Class A, Class B and Class C shares each have exclusive voting rights with respect to their respective service and/or distribution plans. Class Y shares have no service or distribution plan.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION OF INVESTMENTS--The Fund calculates net asset values based on the current market value for its portfolio's securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. ("UBS Global AM"), the investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Board of Trustees (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt-instruments with sixty days or

--------------------------------------------------------------------------------

UBS TACTICAL ALLOCATION FUND

Notes to Financial Statements (Unaudited)

less remaining to maturity, unless the Board determines that this does not represent fair value.

REPURCHASE AGREEMENTS--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

--------------------------------------------------------------------------------
26

UBS TACTICAL ALLOCATION FUND

Notes to Financial Statements (Unaudited)

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an Investment Advisory and Administration Contract ("Advisory Contract"), under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.50% of the Fund's average daily net assets up to $250 million and 0.45% thereafter. At February 28, 2003, the Fund owed UBS Global AM $567,838 in investment advisory and administration fees.

For the six months ended February 28, 2003, the Fund did not pay any brokerage commissions to UBS PaineWebber Inc. ("UBS PaineWebber(SM)*"), an indirect wholly owned subsidiary of UBS AG, or any other affiliated broker-dealer for transactions executed on behalf of the Fund.

SERVICE AND DISTRIBUTION PLANS

UBS Global AM is the principal underwriter of the Fund's shares and has appointed selected dealers for the sale of those shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Fund pays UBS Global AM monthly service fees at an annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At February 28, 2003, the Fund owed UBS Global AM $813,170 in service and distribution fees.

UBS Global AM also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A and Class C shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. UBS Global AM has informed the Fund that for the six months ended February 28, 2003, it earned $1,177,377 in sales charges.

TRANSFER AGENCY AND RELATED SERVICES FEES

UBS PaineWebber provides certain transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc. ("PFPC"), the Fund's transfer agent, and is compensated for these services by PFPC, not the Fund.

For the six months ended February 28, 2003, UBS PaineWebber received from PFPC, not the Fund, approximately 47% of the total transfer agency and related services fees collected by PFPC from the Fund.

SECURITIES LENDING

The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash

----------
* UBS PaineWebber is a service mark of UBS AG.

--------------------------------------------------------------------------------

UBS TACTICAL ALLOCATION FUND

Notes to Financial Statements (Unaudited)

equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS PaineWebber and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. For the six months ended February 28, 2003, the Fund earned $48,842 for lending its securities, and UBS PaineWebber earned $16,397 in compensation as the Fund's lending agent. At February 28, 2003, the Fund owed UBS PaineWebber $1,180 in compensation as securities lending agent.

BANK LINE OF CREDIT

The Fund could borrow up to $10 million under a short-term unsecured line of credit with the Fund's custodian ("Line of Credit"). The Fund participates with other funds managed, advised or sub-advised by UBS Global AM in a $300 million committed credit facility ("Facility") with UBS AG, Stamford Branch, to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes. Under the Facility arrangement, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended February 28, 2003, the Fund had an average daily amount of borrowing outstanding under the Line of Credit of $2,618,366 for 71 days with a related weighted average annualized interest rate of 1.930%. For the six months ended February 28, 2003, the Fund paid a commitment fee of $8,390 to UBS AG.

FEDERAL TAX STATUS

At February 28, 2003, the components of net unrealized depreciation of investments were as follows:

Gross appreciation (investments having an excess of value over cost)       $144,806,034
---------------------------------------------------------------------------------------
Gross depreciation (investments having an excess of cost over value)       (460,612,862)
---------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                $(315,806,828)
=======================================================================================

For the six months ended February 28, 2003, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $22,759,651 and $254,322,494, respectively.

--------------------------------------------------------------------------------
28

UBS TACTICAL ALLOCATION FUND

Notes to Financial Statements (Unaudited)

The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax. The tax character of distributions paid during the fiscal year ended August 31, 2002 was as follows:

DISTRIBUTIONS PAID FROM:                                             2002
-----------------------------------------------------------------------------
Ordinary income                                                   $12,464,084
-----------------------------------------------------------------------------
Net long-term capital gains                                         4,337,870
-----------------------------------------------------------------------------
Total distributions paid                                          $16,801,954
=============================================================================

The tax character of distributions paid and the components of accumulated earnings (deficit) on a tax basis will be calculated at the Fund's fiscal year ending August 31, 2003.

At August 31, 2002, the Fund had a net capital loss carryforward of $19,854,247. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized gains, and will expire by August 31, 2010. To the extent that such losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed. Also, in accordance with U.S. Treasury regulations, the Fund has elected to defer realized capital losses of $243,786,355 arising after October 31, 2001. Such losses are treated for tax purposes as arising on September 1, 2002.

--------------------------------------------------------------------------------

UBS TACTICAL ALLOCATION FUND

Notes to Financial Statements (Unaudited)

BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                           CLASS A                             CLASS B
SIX MONTHS ENDED                -----------------------------        ----------------------------
FEBRUARY 28, 2003:                 SHARES           AMOUNT              SHARES          AMOUNT
-------------------------------------------------------------------------------------------------
Shares sold                       1,630,634       $32,126,594           585,342       $11,489,199
-------------------------------------------------------------------------------------------------
Shares repurchased               (5,840,315)     (115,925,359)       (4,515,766)      (86,811,099)
-------------------------------------------------------------------------------------------------
Shares converted from
  Class B to Class A                623,513        12,485,835          (640,344)      (12,485,835)
-------------------------------------------------------------------------------------------------
Dividends reinvested                112,993         2,309,586                --                --
-------------------------------------------------------------------------------------------------
Net decrease                     (3,473,175)     $(69,003,344)       (4,570,768)     $(87,807,735)
=================================================================================================

YEAR ENDED
AUGUST 31, 2002:
-------------------------------------------------------------------------------------------------
Shares sold                       6,479,181      $159,332,650         3,665,555       $88,641,331
-------------------------------------------------------------------------------------------------
Shares repurchased              (12,097,939)     (288,352,616)       (9,503,279)     (218,248,803)
-------------------------------------------------------------------------------------------------
Shares converted from
  Class B to Class A              1,390,373        35,693,504        (1,422,444)      (35,693,504)
-------------------------------------------------------------------------------------------------
Dividends reinvested                242,064         6,225,891           176,466         4,439,877
-------------------------------------------------------------------------------------------------
Net decrease                     (3,986,321)     $(87,100,571)       (7,083,702)    $(160,861,099)
=================================================================================================

--------------------------------------------------------------------------------
30

UBS TACTICAL ALLOCATION FUND

Notes to Financial Statements (Unaudited)

                                          CLASS C                              CLASS Y
SIX MONTHS ENDED                 ----------------------------        ----------------------------
FEBRUARY 28, 2003:                 SHARES           AMOUNT              SHARES         AMOUNT
-------------------------------------------------------------------------------------------------
Shares sold                         810,609       $15,948,649           484,075        $9,617,832
-------------------------------------------------------------------------------------------------
Shares repurchased               (4,082,556)      (79,116,412)         (842,835)      (16,601,273)
-------------------------------------------------------------------------------------------------
Shares converted from
  Class B to Class A                     --                --                --                --
-------------------------------------------------------------------------------------------------
Dividends reinvested                     --                --            40,494           837,414
-------------------------------------------------------------------------------------------------
Net decrease                     (3,271,947)     $(63,167,763)         (318,266)      $(6,146,027)
=================================================================================================

YEAR ENDED
AUGUST 31, 2002:
-------------------------------------------------------------------------------------------------
Shares sold                       3,862,160       $94,123,294         1,096,372       $27,330,121
-------------------------------------------------------------------------------------------------
Shares repurchased               (8,723,020)     (203,529,544)       (2,168,223)      (52,591,656)
-------------------------------------------------------------------------------------------------
Shares converted from
  Class B to Class A                     --                --                --                --
-------------------------------------------------------------------------------------------------
Dividends reinvested                161,590         4,094,687            55,273         1,437,100
-------------------------------------------------------------------------------------------------
Net decrease                     (4,699,270)    $(105,311,563)       (1,016,578)     $(23,824,435)
=================================================================================================

--------------------------------------------------------------------------------

UBS TACTICAL ALLOCATION FUND

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                     CLASS A
                             ------------------------------------------------------------------------------------
                                FOR THE SIX
                                MONTHS ENDED                     FOR THE YEARS ENDED AUGUST 31,
                             FEBRUARY 28, 2003   ----------------------------------------------------------------
                                 (UNAUDITED)       2002          2001          2000          1999          1998
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                $20.80        $25.78        $35.59        $31.79        $23.55        $22.23
-----------------------------------------------------------------------------------------------------------------
Net investment
  income (loss)                        0.10@         0.13@         0.32@         0.60@         0.15          0.15
-----------------------------------------------------------------------------------------------------------------
Net realized and
  unrealized gains (losses)
  from investments                    (1.71)@       (4.94)@       (6.45)@        3.92@         8.84          1.47
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  from investment
  operations                          (1.61)        (4.81)        (6.13)         4.52          8.99          1.62
-----------------------------------------------------------------------------------------------------------------
Dividends from net
  investment income                   (0.08)        (0.03)        (0.77)        (0.02)        (0.17)        (0.12)
-----------------------------------------------------------------------------------------------------------------
Distributions from net
  realized gains from
  investment transactions                --         (0.14)        (2.91)        (0.70)        (0.58)        (0.18)
-----------------------------------------------------------------------------------------------------------------
Total dividends and
  distributions to
  shareholders                        (0.08)        (0.17)        (3.68)        (0.72)        (0.75)        (0.30)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  END OF PERIOD                      $19.11        $20.80        $25.78        $35.59        $31.79        $23.55
-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)            (7.78)%      (18.79)%      (18.89)%       14.37%        38.65%         7.31%
-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------
Net assets, end of
  period (000's)                   $568,320      $690,546      $958,783      $866,956      $702,580      $340,245
-----------------------------------------------------------------------------------------------------------------
Expenses to average net
  assets, net of waivers
  from advisor(2)                      0.95%*        0.89%         0.84%         0.84%         0.84%         0.95%
-----------------------------------------------------------------------------------------------------------------
Net investment income
  (loss) to average net
  assets, net of waivers
  from advisor(2)                      0.98%*        0.54%         1.08%         1.77%         0.56%         0.74%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover                        1%            5%           38%          122%            6%           33%
=================================================================================================================

--------------------------------------------------------------------------------
32

                                                                     CLASS B
                             ------------------------------------------------------------------------------------
                                FOR THE SIX
                                MONTHS ENDED                     FOR THE YEARS ENDED AUGUST 31,
                             FEBRUARY 28, 2003   ----------------------------------------------------------------
                                 (UNAUDITED)       2002          2001          2000          1999          1998
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                $20.23        $25.24        $34.92        $31.41        $23.32        $22.08
-----------------------------------------------------------------------------------------------------------------
Net investment
  income (loss)                        0.02@        (0.05)@        0.11@         0.33@        (0.04)           --
-----------------------------------------------------------------------------------------------------------------
Net realized and
  unrealized gains (losses)
  from investments                    (1.65)@       (4.82)@       (6.36)@        3.88@         8.73          1.43
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  from investment
  operations                          (1.63)        (4.87)        (6.25)         4.21          8.69          1.43
-----------------------------------------------------------------------------------------------------------------
Dividends from net
  investment income                      --            --         (0.52)           --         (0.02)        (0.01)
-----------------------------------------------------------------------------------------------------------------
Distributions from net
  realized gains from
  investment transactions                --         (0.14)        (2.91)        (0.70)        (0.58)        (0.18)
-----------------------------------------------------------------------------------------------------------------
Total dividends and
  distributions to
  shareholders                           --         (0.14)        (3.43)        (0.70)        (0.60)        (0.19)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  END OF PERIOD                      $18.60        $20.23        $25.24        $34.92        $31.41        $23.32
-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)            (8.06)%      (19.41)%      (19.54)%       13.54%        37.61%         6.49%
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------
Net assets, end of
  period (000's)                   $472,100      $606,133      $935,056    $1,091,107      $964,933      $483,068
-----------------------------------------------------------------------------------------------------------------
Expenses to average net
  assets, net of waivers
  from advisor(2)                      1.71%*        1.65%         1.60%         1.60%         1.59%         1.71%
-----------------------------------------------------------------------------------------------------------------
Net investment income
  (loss) to average net
  assets, net of waivers
  from advisor(2)                      0.22%*       (0.22)%        0.38%         1.00%        (0.20)%       (0.02)%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover                        1%            5%           38%          122%            6%           33%
=================================================================================================================

*   Annualized
@   Calculated using the average month end shares outstanding for the period.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(2) During the year ended August 31, 2001, UBS Global AM waived a portion of its advisory and administration fees. The ratios excluding the waiver for Class A and Class B were 0.85% and 1.61%, respectively, for expenses to average net assets and 1.07% and 0.37%, respectively, for net investment income to average net assets. During the years ended August 31, 2000 and August 31, 1999, UBS Global AM waived a portion of its advisory and administration fees. The ratios excluding the waiver would be the same since the fee waiver represents less than 0.005%.

--------------------------------------------------------------------------------

UBS TACTICAL ALLOCATION FUND

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                     CLASS C
                             ------------------------------------------------------------------------------------
                                FOR THE SIX
                                MONTHS ENDED                     FOR THE YEARS ENDED AUGUST 31,
                             FEBRUARY 28, 2003   ----------------------------------------------------------------
                                 (UNAUDITED)      2002          2001          2000          1999          1998
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                $20.38        $25.42        $35.14        $31.60        $23.45        $22.18
-----------------------------------------------------------------------------------------------------------------
Net investment
  income (loss)                        0.02@        (0.05)@        0.11@         0.34@        (0.06)        (0.01)
-----------------------------------------------------------------------------------------------------------------
Net realized and
  unrealized gains
  (losses) from
  investments                         (1.67)@       (4.85)@       (6.40)@        3.90@         8.79          1.45
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  from investment
  operations                          (1.65)        (4.90)        (6.29)         4.24          8.73          1.44
-----------------------------------------------------------------------------------------------------------------
Dividends from net
  investment income                      --            --         (0.52)           --         (0.00)#          --
-----------------------------------------------------------------------------------------------------------------
Distributions from net
  realized gains from
  investment transactions                --         (0.14)        (2.91)        (0.70)        (0.58)        (0.17)
-----------------------------------------------------------------------------------------------------------------
Total dividends and
  distributions to
  shareholders                           --         (0.14)        (3.43)        (0.70)        (0.58)        (0.17)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  END OF PERIOD                      $18.73        $20.38        $25.42        $35.14        $31.60        $23.45
-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)            (8.10)%      (19.39)%      (19.53)%       13.55%        37.58%         6.49%
-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
  period (000's)                   $433,330      $538,109      $790,704      $868,545      $738,781      $397,767
-----------------------------------------------------------------------------------------------------------------
Expenses to average net
  assets, net of waivers
  from advisor(2)                      1.69%*        1.63%         1.60%         1.60%         1.60%         1.70%
-----------------------------------------------------------------------------------------------------------------
Net investment income
  (loss) to average net
  assets, net of waivers
  from advisor(2)                      0.24%*       (0.20)%        0.38%         1.01%        (0.20)        (0.01)%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover                        1%            5%           38%          122%            6%           33%
=================================================================================================================

--------------------------------------------------------------------------------
34

                                                                     CLASS Y
                             ------------------------------------------------------------------------------------
                                FOR THE SIX
                                MONTHS ENDED                     FOR THE YEARS ENDED AUGUST 31,
                               FEBRUARY 28, 2003 ----------------------------------------------------------------
                                 (UNAUDITED)      2002          2001          2000          1999          1998
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                $21.07        $26.05        $35.92        $31.99        $23.68        $22.33
-----------------------------------------------------------------------------------------------------------------
Net investment
  income (loss)                        0.13@         0.21@         0.41@         0.71@         0.22          0.21
-----------------------------------------------------------------------------------------------------------------
Net realized and
  unrealized gains
  (losses) from
  investments                         (1.73)@       (5.00)@       (6.50)@        3.95@         8.91          1.49
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  from investment
  operations                          (1.60)        (4.79)        (6.09)         4.66          9.13          1.70
-----------------------------------------------------------------------------------------------------------------
Dividends from net
  investment income                   (0.12)        (0.05)        (0.87)        (0.03)        (0.24)        (0.17)
-----------------------------------------------------------------------------------------------------------------
Distributions from net
  realized gains from
  investment transactions                --         (0.14)        (2.91)        (0.70)        (0.58)        (0.18)
-----------------------------------------------------------------------------------------------------------------
Total dividends and
  distributions to
  shareholders                        (0.12)        (0.19)        (3.78)        (0.73)        (0.82)        (0.35)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  END OF PERIOD                      $19.35        $21.07        $26.05        $35.92        $31.99        $23.68
-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)            (7.61)%      (18.54)%      (18.63)%       14.72%        39.03%         7.62%
-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
  period (000's)                   $131,312      $149,653      $211,520      $199,095      $129,893       $74,872
-----------------------------------------------------------------------------------------------------------------
Expenses to average net
  assets, net of waivers
  from advisor(2)                      0.61%*        0.58%         0.56%         0.56%         0.58%         0.67%
-----------------------------------------------------------------------------------------------------------------
Net investment income
  (loss) to average net
  assets, net of waivers
  from advisor(2)                      1.32%*        0.85%         1.36%         2.09%         0.82%         1.03%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover                        1%            5%           38%          122%            6%           33%
=================================================================================================================

*   Annualized.
@   Calculated using the average month end shares outstanding for the period.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(2) During the year ended August 31, 2001, UBS Global AM waived a portion of its advisory and administration fees. The ratios excluding the waiver for Class C and Class Y were 1.61% and 0.57%, respectively, for expenses to average net assets and 0.37% and 1.35%, respectively, for net investment income to average net assets. During the years ended August 31, 2000 and August 31, 1999, UBS Global AM waived a portion of its advisory and administration fees. The ratios excluding the waiver would be the same since the fee waiver represents less than 0.005%.
#   Actual amount is less than $0.005 per share.

--------------------------------------------------------------------------------
                                                                              35

TRUSTEES

E. Garrett Bewkes, Jr.
CHAIRMAN

Margo N. Alexander
Richard Q. Armstrong
David J. Beaubien
Richard R. Burt
Meyer Feldberg
George W. Gowen
William W. Hewitt, Jr.
Morton L. Janklow
Frederic V. Malek
Carl W. Schafer
William D. White

PRINCIPAL OFFICERS

Brian M. Storms
PRESIDENT

Amy R. Doberman
VICE PRESIDENT AND SECRETARY

Paul H. Schubert
VICE PRESIDENT AND TREASURER

T. Kirkham Barneby
VICE PRESIDENT

INVESTMENT ADVISOR,
ADMINISTRATOR AND PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF A FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

(C) 2003 UBS Global Asset Management (US) Inc.
    All Rights Reserved

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